   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 2, 1998


                                                     REGISTRATION NO. 333-53589
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

                             ---------------------

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
              Pre-Effective Amendment No. 2
              Post-Effective Amendment No.
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
              Amendment No. 2

                        (CHECK APPROPRIATE BOX OR BOXES)

                             ---------------------

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               2929 ALLEN PARKWAY
                              HOUSTON, TEXAS 77019

                                 (713) 526-5251
   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE, AND TELEPHONE
                          NUMBER, INCLUDING AREA CODE)

                             ---------------------

                              NORI L. GABERT, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      P.O. BOX 3206, HOUSTON, TEXAS 77253
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                              JOHN A. DUDLEY, ESQ.

                           SULLIVAN & WORCESTER, LLP
                         1025 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036

 It is proposed that this filing will become effective (check appropriate box):

                             ---------------------

 ___  immediately upon filing pursuant to paragraph (b)   ___  on (date) pursuant to paragraph (a)(1)

 ___  on (date) pursuant to paragraph (b)                 ___  75 days after filing pursuant to paragraph (a)(2)

 ___  60 days after filing pursuant to paragraph (a)(1)   ___  on (date) pursuant to paragraph (a)(2) of Rule (a)(1)

     Title of Securities being Registered: Shares of Beneficial Interest.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date at the Commission, acting pursuant to said Section 8(a) may determine.

===============================================================================

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3

                             ---------------------

                                   FORM N-1A
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(a))

PART A


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
   1.  Cover Page........................................  Cover Page
   2.  Synopsis..........................................  Expense Summary
   3.  Condensed Financial Information...................  Inapplicable
   4.  General Description of Registrant.................  Welcome; About the Series Company; About the
                                                           Funds; Types of Investments
   5.  Management of the Fund............................  About the Fund's Management
   6.  Capital Stock and Other Securities................  About the Series Company
   7.  Purchase of Securities Being Offered..............  About the Series Company
   8.  Redemption and Repurchase.........................  About the Series Company
   9.  Pending Legal Proceedings.........................  Inapplicable


PART B


                        ITEM NO.                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
                        --------                             -------------------------------------------
  10.  Cover Page........................................  Cover Page
  11.  Table of Contents.................................  Table of Contents
  12.  General Information and History...................  General Information and History
  13.  Investment Objectives and Policies................  Fundamental Investment Restrictions; Investment
                                                           Practices
  14.  Management of the Registrant......................  Trustees and Officers; Investment Adviser;
                                                           Investment Sub-Advisers
  15.  Control Persons and Principal Holders of
       Securities........................................  Other Information
  16.  Investment Advisory and Other Services............  Investment Adviser; Investment Sub-Advisers;
                                                           Other Information
  17.  Brokerage Allocation..............................  Portfolio Transactions and Brokerage
  18.  Capital Stock and Other Securities................  Other Information
  19.  Purchase, Redemption and Pricing of Securities
       Being Offered.....................................  Offering, Purchase and Redemption of Fund Shares
  20.  Tax Status........................................  Taxation
  21.  Underwriters......................................  Offering, Purchase and Redemption of Fund Shares
  22.  Calculation of Performance Data...................  Calculation of Yield for Money Market Fund
  23.  Financial Statements..............................  Financial Statements


PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered in Part C of the Registration Statement.

                             SUBJECT TO COMPLETION



                 PRELIMINARY PROSPECTUS DATED SEPTEMBER 2, 1998

AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 3
                                                         2929 ALLEN PARKWAY
                                                        HOUSTON TEXAS 77019

                                                        SEPTEMBER 2, 1998

PROSPECTUS


The American General Series Portfolio Company 3 (the "Series Company") is a mutual fund made up of 18 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 18 Funds:


ACTIVELY MANAGED EQUITY FUNDS:

      AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND")

      Long-term capital appreciation through investments in non-U.S. companies, the majority of which are expected to be in developed markets.


      AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND")

      Long-term growth through investments in large cap U.S. issuers. Dividend income is a secondary objective.


      AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND")

      Capital appreciation through investments in medium capitalization equity securities. Current income is a secondary objective.


      AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND")

      Long-term growth through investments in small growth companies.


      AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

      AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
      Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

      AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")

      Growth through investments in medium capitalization companies.


      AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

      AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND")

      Growth through investments in companies meeting social criteria of the Fund.


BALANCED FUND:

      AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
      Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.


INCOME FUNDS:



      AMERICAN GENERAL HIGH YIELD BOND FUND ("HIGH YIELD BOND FUND")


      Highest possible total return and income consistent with conservation of capital through investments in high yielding, high risk fixed income securities. INVESTMENTS OF THIS TYPE ARE REGARDED BY THE RATING AGENCIES AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.



      AMERICAN GENERAL STRATEGIC BOND FUND ("STRATEGIC BOND FUND")


      Highest possible total return and income consistent with conservation of capital through investments in income producing securities. THE LOWER RATED FIXED INCOME SECURITIES IN WHICH THE FUND MAY INVEST ARE REGARDED BY THE RATING AGENCIES AS SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.


      AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")

      High total return consistent with conservation of capital through investments primarily in investment grade fixed income securities.



      AMERICAN GENERAL CORE BOND FUND ("CORE BOND FUND")


      Highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.


MONEY MARKET FUND:

      AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
      Income through investments in short-term money market securities.

LIFESTYLE FUNDS:

      AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

      AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
      Growth and current income through investments in Series Company Funds.

      AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
      Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

These Funds are available to you only through a variable annuity contract or variable life insurance policy you or your employer bought from The Variable Annuity Life Insurance Company ("VALIC") or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. VALIC is a member of the American General Corporation group of companies.


This prospectus sets forth concisely the information you should know before investing in the Funds.


Because different contracts contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your, or your employer's annuity contract for a complete list of Funds in which you may invest. BE SURE TO READ BOTH PROSPECTUSES IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.


VALIC has filed a Statement of Additional Information, dated September 2, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the Series Portfolio at the address above or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internet web site (http://www.sec.gov.).


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUNDS. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                                  DO NOT COPY


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................     1

EXPENSE SUMMARY...............................     3

ABOUT THE SERIES COMPANY'S MANAGEMENT.........     4
     Investment Adviser.......................     4
     Investment Sub-advisers..................     4
     Portfolio Manager........................     6
     How Advisers Are Paid for Their
       Services...............................     6
     The Sub-advisers.........................     7
     About the Board of Trustees..............     8

ABOUT THE FUNDS...............................     9
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................     9
     About Level of Risk......................     9
     About Portfolio Turnover.................     9
     About Fund Performance...................    10

HOW TO READ A FUND FACT SHEET.................    11

SERIES COMPANY FUND FACT SHEETS
     ACTIVELY MANAGED EQUITY FUNDS
          International Growth Fund...........    12
          Large Cap Growth Fund...............    16
          Mid Cap Growth Fund.................    18
          Small Cap Growth Fund...............    21
          International Value Fund............    23
          Large Cap Value Fund................    25
          Mid Cap Value Fund..................    28
          Small Cap Value Fund................    30
     SPECIALTY EQUITY FUND
          Socially Responsible Fund...........    32
     BALANCED FUND
          Balanced Fund.......................    34
     INCOME FUNDS
          High Yield Bond Fund................    37
          Strategic Bond Fund.................    38
          Domestic Bond Fund..................    41
          Core Bond Fund......................    43
     MONEY MARKET FUND
          Money Market Fund...................    45



                                                PAGE
                                                ----

     LIFESTYLE FUNDS
          Growth Lifestyle Fund...............    47
          Moderate Growth Lifestyle Fund......    49
          Conservative Growth Lifestyle
            Fund..............................    51

TYPES OF INVESTMENTS..........................    53
     Equity Securities........................    53
     Fixed Income Securities..................    53
     Asset-Backed Securities..................    54
     Loan Participations......................    54
     Variable Amount Demand Master Notes......    54
     Structured Securities....................    54
     Real Estate Securities...................    54
     Illiquid and Restricted Securities.......    54
     Depository Receipts......................    55
     Investment Funds.........................    55
     Foreign Currency.........................    55
     When-Issued Securities...................    55
     Money Market Securities..................    55
     Investment Companies.....................    55
     Derivatives..............................    56
          Options.............................    56
          Call Option.........................    56
          Put Option..........................    56
     Swap Agreements..........................    56
     Warrants and Rights......................    56
     Repurchase Agreements....................    57
     A Word About Risk........................    57
     Investment Practices.....................    59
          Limitations.........................    59
          Lending Portfolio Securities........    59

ABOUT THE SERIES COMPANY......................    60
     Series Company Shares....................    60
     Administrative Services Agreement........    61
     Net Asset Value of the Series Company
       Shares.................................    60
     Dividends and Capital Gains..............    61
     Diversification..........................    61
     Taxes....................................    61
     Voting Rights............................    61
     Year 2000 Risks..........................    62
     Reports..................................    62

APPENDIX -- DESCRIPTION OF BOND RATINGS.......    63
APPENDIX -- DESCRIPTION OF COMMERCIAL PAPER
            RATINGS...........................    65


                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company and any Investment Sub-adviser that we work with. The words you and your mean the participant.

American General Series Portfolio Company 3 (the "Series Company") was organized as a Delaware business trust on May 6, 1998.


The Series Company is an open-end management investment company and currently consists of 18 different Funds, each of which is described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Trustees. As Investment Adviser, we oversee the Funds' day to day operations, supervise the purchase and sale of Fund investments and perform the cash management function. Investment Sub-advisers make the investment decisions for the Funds that they manage, as described more fully in this prospectus. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Funds' Management" in this prospectus.


Individuals can't invest in the shares of these Funds directly. Instead, they participate through an annuity or variable life contracts or employer plan with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. Most often employers set up these contracts so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your contract prospectus.

After you invest in a Fund, you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus should be directed, in writing, to VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.


All inquiries regarding contracts issued by American General Life Insurance Company (AGL) should be directed to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or call 1-800-813-5065. AGL is a member of the American General Corporation group of companies, as is VALIC.


Open-end means shares
of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no limit
on the number of investors
who may buy shares.

                      (This page intentionally left blank)

EXPENSE SUMMARY
--------------------------------------------------------------------------------


Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' anticipated expenses for the first year of operation on an annualized basis.


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES:

(after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------


                                         INTERNATIONAL    LARGE CAP      MID CAP      SMALL CAP    INTERNATIONAL   LARGE CAP
                                          GROWTH FUND    GROWTH FUND   GROWTH FUND   GROWTH FUND    VALUE FUND     VALUE FUND
                                         -------------   -----------   -----------   -----------   -------------   ----------
Management Fee(a)                            .47%            .30%          .43%          .56%           .37%          .25%
Other Expenses(c)                            .71%            .58%          .64%          .62%           .70%          .58%
                                             ----           -----         -----         -----          -----         -----
Total Fund Operating Expenses(a):           1.18%            .88%         1.07%         1.18%          1.07%          .83%
                                             ====           =====         =====         =====          =====         =====

                                                                    SOCIALLY
                                          MID CAP     SMALL CAP    RESPONSIBLE
                                         VALUE FUND   VALUE FUND      FUND
                                         ----------   ----------   -----------
Management Fee(a)                           .43%         .38%           --%
Other Expenses(c)                           .64%         .63%          .58%
                                           -----        -----         -----
Total Fund Operating Expenses(a):          1.07%        1.01%          .58%
                                           =====        =====         =====


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

(after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------

                                                                                                                          MODERATE
                                                                                                     MONEY     GROWTH      GROWTH
                                         BALANCED   HIGH YIELD   STRATEGIC   DOMESTIC      CORE      MARKET   LIFESTYLE   LIFESTYLE
                                           FUND     BOND FUND    BOND FUND   BOND FUND   BOND FUND    FUND     FUND(b)     FUND(b)
                                         --------   ----------   ---------   ---------   ---------   ------   ---------   ---------
Management Fee(a)                          .05%         .20%        .03%        .24%         --%       --%       .10%        .10%
Other Expenses(a)(c)                       .80%         .83%        .90%        .57%        .83%      .58%        --%         --%
                                          -----       -----        -----       -----       -----     -----      -----       -----
Total Fund Operating Expenses(a):          .85%        1.03%        .93%        .81%        .83%      .58%       .10%        .10%
                                          =====       =====        =====       =====       =====     =====      =====       =====

                                         CONSERVATIVE
                                            GROWTH
                                          LIFESTYLE
                                           FUND(b)
                                         ------------
Management Fee(a)                            .10%
Other Expenses(a)(c)                          --%
                                            -----
Total Fund Operating Expenses(a):            .10%
                                            =====



(a) After expense reimbursement. VALIC has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds, during the first fiscal year. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: International Growth Fund, 0.90%, .71% and 1.61%; Large Cap Growth Fund, .55%, .58% and 1.13%;
     Mid Cap Growth Fund, .65%, .64% and 1.29%; Small Cap Growth Fund, .85%, 0.62% and 1.47%; International Value Fund, 1.00%, .70% and 1.70%; Large Cap Value Fund, .50%, .58% and 1.08%; Mid Cap Value Fund, .75%, .64% and 1.39%;
     Small Cap Value Fund, .75%, .63% and 1.38%; Socially Responsible Fund, .25%, .87% and 1.12%; Balanced Fund, .80%, .80% and 1.60%; High Yield Bond Fund, .70%, .83% and 1.53%; Strategic Bond Fund, .60%, .90% and 1.50%;
     Domestic Bond Fund, .60%, .57% and 1.17%; Core Bond Fund, .50%, .86% and 1.36%; Money Market Fund, .25%, .86% and 1.11%. No expense reimbursements apply to the Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Lifestyle Fund.



(b) The Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund seek to accomplish their respective objectives by investing primarily in a number of other Series Company Funds ("Underlying Series Company Funds"). Each Lifestyle Fund will bear indirectly its pro rata share of the fees and expenses incurred by the Underlying Series Company Funds in which the Lifestyle Fund is invested.



(c) Other Expenses, which include custody, accounting, reports to shareholders, audit, legal, administrative, recordkeeping and other miscellaneous services provided to the Funds, are based on estimated amounts for the current fiscal year.



--------------------------------------------------------------------------------



TOTAL COMBINED OPERATING EXPENSES(a)


(including indirect expenses) (after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------


                                                              ESTIMATED TOTAL COMBINED
                                                               OPERATING EXPENSES(b)
                                                              ------------------------
Growth Lifestyle Fund                                                   1.09%
Moderate Growth Lifestyle Fund                                          1.03%
Conservative Growth Lifestyle Fund                                      1.00%



(a) Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the Underlying Series Company Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the Underlying Series Company Funds is maintained.



(b)  Reflects estimated total average weighted combined operating expenses.



The purpose of the expense tables above is to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear directly or indirectly. Each Fund's annual operating expenses do not reflect expenses imposed by separate accounts of VALIC through which an investment in each Fund is made or their related contracts. A separate account's expenses are fully explained in your contract prospectus.

ABOUT THE SERIES COMPANY'S MANAGEMENT

--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC, as of June 30, 1998, had over $8.5 billion in assets under management. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.



VALIC is a member of the American General Corporation group of companies. The American General Corporation group of companies is a leading provider of retirement services, life insurance and consumer loans. Members of the American General Corporation group of companies operate in each of the 50 states and Canada.



As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management function. For the International Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund, and the Core Bond Fund, VALIC employs Investment Sub-advisers who make investment decisions for such Fund(s). However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with the Series Company. The Investment Advisory Agreement provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates these expenses to each Fund in a manner approved by the Board of Trustees. After the second year, this agreement will be renewed once each year, by the Series Company Board of Trustees.



One Investment Advisory Agreement dated August 26, 1998 covers all 18 Funds.


For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.


In selecting Sub-advisers, the Series Company's Trustees carefully evaluated:
(i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser, (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.


The Sub-advisers are:


AMERICAN GENERAL INVESTMENT MANAGEMENT, L.P. ("AGIM")



AGIM is the Sub-adviser for the Core Bond Fund, the Strategic Bond Fund and the High Yield Bond Fund. AGIM is a limited partnership whose sole general partner and sole limited partner are wholly-owned subsidiaries of American General Corporation. AGIM provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. As of June 30, 1998, AGIM had approximately $70 billion in assets under management.


BANKERS TRUST COMPANY
("BANKER'S TRUST")


Bankers Trust is one of two Sub-advisers for the Small Cap Value Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of June 30, 1998 Bankers Trust was the seventh largest U.S. financial services


VALIC'S ADDRESS is 2929 Allen
Parkway, Houston, Texas 77019.


AMERICAN GENERAL INVESTMENT
MANAGEMENT'S PRINCIPAL OFFICES
are located at 2929 Allen
Parkway, Houston, Texas 77019.


BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

BROWN CAPITAL MANAGEMENT'S
PRINCIPAL OFFICES are located at
809 Cathedral Street, Baltimore,
Maryland 21201.

CAPITAL GUARDIAN'S PRINCIPAL
OFFICES are located at 333 South
Hope Street, Los Angeles,
California 90071.

FMA'S PRINCIPAL OFFICES are located at 55 West Monroe Street, Suite #2550, Chicago, Illinois 60603.

--------------------------------------------------------------------------------


institution and managed over $360 billion in assets. Bankers Trust is entirely owned by Bankers Trust New York Corporation, a bank holding company.


BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")


Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $4 billion in assets as of June 30, 1998.


CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")


Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of June 30, 1998, Capital Guardian had more than $79.5 billion in assets under management.


FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")


FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profitsharing plans, trusts, estates and other institutions as well as individuals. As of June 30, 1998, FMA had over $1.9 billion in assets under management.


GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")


GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of June 30, 1998, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $162.2 billion.


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")


JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of June 30, 1998, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $300 billion in assets under management.


JACOBS ASSET MANAGEMENT


Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of June 30, 1998, Jacobs Asset Management had more than $431 million in assets under management.



NEUBERGER&BERMAN MANAGEMENT INC. ("N&B MANAGEMENT")



N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of June 30, 1998, N&B Management and its affiliates managed approximately $59 billion in aggregate net assets, including approximately $24 billion in mutual fund assets.


STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")


State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of June 30, 1998.


GSAM'S PRINCIPAL OFFICES are
located at One New York Plaza,
New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES
are located at 522 Fifth Avenue,
New York, NY 10036.

JACOBS ASSET MANAGEMENT'S
PRINCIPAL OFFICES are located at 200 East Broward
Boulevard, Suite 1920,
Fort Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL
OFFICES are located 605 Third
Avenue, Second Floor, New York,
New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A manager is a person or team of persons VALIC or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.


International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million
Large Cap Value Fund              0.50%
Mid Cap Value Fund                0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on the assets over $750 million
Small Cap Value Fund              0.75% on the first $50 million
                                  0.65% on the assets over $50 million



Socially Responsible
 Fund                    0.25%
Balanced Fund            0.80% on the first $25 million
                         0.65% on the next $25 million
                         0.45% on assets over $50 million
High Yield Bond Fund     0.70% on the first $200 million
                         0.60% on the next $300 million
                         0.55% on assets over $500 million
Strategic Bond Fund      0.60% on the first $200 million
                         0.50% on the next $300 million
                         0.45% on assets over $500 million
Domestic Bond Fund       0.60% on the first $50 million
                         0.45% on the next $50 million
                         0.43% on the next $200 million
                         0.40% on the assets over $300 million
Core Bond Fund           0.50% on the first $200 million
                         0.45% on the next $300 million
                         0.40% on assets over $500 million
Money Market Fund        0.25%
Conservative Growth
 Lifestyle Fund          0.10%
Moderate Growth
 Lifestyle Fund          0.10%
Growth Lifestyle Fund    0.10%


The Investment Advisory Agreement we entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.

As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.


From time to time VALIC, the Sub-advisers and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS


The Funds do not pay the Sub-advisers directly. According to the agreements, VALIC pays them periodically a fee based upon the Funds' average daily net asset values. We pay them a percentage of what is paid to us by the Funds. We and the Sub-advisers may agree to change the amount of money we pay them. Any such change increasing the charge paid by a Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.



The Series Company was issued an exemptive order by the Securities and Exchange Commission (the "SEC") on September [9], 1998 for an exemption (the "Exemption") from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things:
(1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the initial shareholder of each Fund, by unanimous written consent dated August 26, 1998, voted to permit VALIC to terminate, replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.



Under the Investment Sub-advisory Agreement we have with AGIM, we pay AGIM a monthly fee based on the average daily net asset values of the Core Bond Fund at an annual rate of 0.25% of the first $200 million, 0.20% of the next $300 million and 0.15% on assets over $500 million and the Strategic Bond Fund at an annual rate of 0.35% of the first $200 million, 0.25% of the next $300 million and 0.20% on assets over $500 million. We pay AGIM a monthly fee based on the average daily net asset values of the High Yield Bond Fund at an annual rate of 0.45% of the first $200 million, 0.35% of the next $300 million and 0.30% on assets over $500 million.



Under the Investment Sub-Advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03%.


Under the Investment Sub-Advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.


Under the Investment Sub-Advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian a quarterly fee based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees in excess of $12 million.


Under the Investment Sub-Advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with GSAM, we pay GSAM a monthly fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.

Under the Investment Sub-Advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.

For more information on WHAT THE
SUB-ADVISERS ARE PAID, see the
"Investment Sub-Advisers" section
in the Statement of Additional
Information.

--------------------------------------------------------------------------------

Under the Investment Sub-Advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.

Under the Investment Sub-Advisory Agreement we have with N&B Management, we pay N&B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.


Under the Investment Sub-Advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.


According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.

The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.


The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.


We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF TRUSTEES


The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.


The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:


  International Growth Fund

  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

(Combination of Growth and Income Categories)


The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. Funds in the balanced category seek to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.


Series Company Balanced Category includes:


  Balanced Fund

INCOME CATEGORY

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:


  High Yield Bond Fund


  Strategic Bond Fund

  Domestic Bond Fund

  Core Bond Fund


STABILITY CATEGORY

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

LIFESTYLE CATEGORY


The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The Lifestyle Funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.



A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Company Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.


Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds

--------------------------------------------------------------------------------


sell and buy investments as part of their investment strategy. In other Funds, portfolio turnover is lower because the make up of the index stays fairly constant.



High portfolio turnover may cause a Fund's expenses to increase. For example, a Fund may have to pay brokerage fees and other related expenses.



The anticipated annual portfolio turnover rates for each of the Funds except the Money Market Fund are as follows:



                                ANTICIPATED
                                  ANNUAL
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
International Growth Fund             50%
Large Cap Growth Fund              50-75%
Mid Cap Growth Fund                30-60%
Small Cap Growth Fund                100%
International Value Fund             150%
Large Cap Value Fund                 100%
Mid Cap Value Fund                   100%
Small Cap Value Fund                 100%
Socially Responsible Fund            120%
Balanced Fund                        150%
High Yield Bond Fund             100-200%
Strategic Bond Fund              100-200%
Domestic Bond Fund                   150%
Core Bond Fund                   100-200%
Growth Lifestyle Fund              10-20%
Moderate Growth Lifestyle          10-20%
  Fund
Conservative Growth Lifestyle      10-20%
  Fund



A portfolio turnover rate of 100% or more a year is considered high. A high rate increases a Fund's transaction costs and expenses.


ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information. Additionally, information on separate account performance appears in your contract prospectus.

HOW TO READ A FUND FACT SHEET
--------------------------------------------------------------------------------

FUND HIGHLIGHTS

Gives you a quick recap of each Fund.

FUND NAME

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER


They make the investment decisions for the Fund. See "About the Series Company's Management" for more information.


PORTFOLIO MANAGER


Some Funds have a specific person or persons assigned as the portfolio manager. This person is described here. The portfolio manager's role is explained in "About the Series Company's Management."


INVESTMENT OBJECTIVE

This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK

Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY


This section explains how the Investment Advisers go about meeting the Fund's investment objective.


FUND INVESTMENTS

Shows the types of investments the Fund makes.


PERFORMANCE INFORMATION OF OTHER INVESTMENT COMPANIES AND PRIVATE ACCOUNTS



This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner and by the same individuals as those employed by VALIC or a Sub-adviser to manage a Fund, for the time period indicated. Information about how the mutual fund, managed account or composite performed for the periods shown is presented net of fees and expenses. However, insurance company separate account fees and charges are not deducted. The performance results presented would be lower if fees associated with the variable annuity contracts and variable life insurance policies issued by separate accounts had been deducted.

INTERNATIONAL GROWTH
FUND

Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN NON-U.S.
                     COMPANIES, THE MAJORITY OF
                     WHICH ARE EXPECTED TO BE IN
                     DEVELOPED MARKETS
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Jacobs Asset Management

PORTFOLIO MANAGER


This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin, Robert J. Jurgens and Cynthia A. New. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark from 1989 to April 1995. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division. Ms. New has been Director, Latin American Research, of the Sub-adviser since July 1998. Prior to this, Ms. New was an equity analyst at Pioneer Management Corporation from December 1997 to June 1998 and was at Templeton International Council from June 1993 to December 1997, where she had research and portfolio management responsibilities for developed and emerging market corporate and government debt securities.


INVESTMENT OBJECTIVE


Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.


INVESTMENT RISK


As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have, including foreign political and economic developments, fluctuations in foreign exchange rates and limited publicly available information. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will diversify its investments among developed and emerging market countries. Emerging market country investments will be made only where we believe the economies are developing and the markets are becoming more sophisticated.



We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities including those of smaller capitalization companies.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.


                                Percent of
                               Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Foreign equity securities**    at least 85%
  Equity securities including
  common stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, and American
  Depository Receipts
  ("ADRs"), European
  Depository Receipts ("EDRs") and Global
  Depository Receipts ("GDRs")
--------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
--------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
--------------------------------------------
Equity securities of open-end  up to 10%
  or closed-end investment
  companies
--------------------------------------------
Forward currency exchange      up to 100%
  contracts
--------------------------------------------
Illiquid securities*****       up to 15%
--------------------------------------------
Rule 144A securities (liquid)  up to 25%
--------------------------------------------
Short term investments******   up to 10%
--------------------------------------------


     * At time of purchase.
    ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.

   *** "Emerging countries" are countries with economies or securities markets that are considered by the Sub-adviser not to be fully developed. An "emerging country" security is issued by a company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country. "Emerging countries" are countries with economies or securities markets that are considered by the Sub-adviser not to be fully developed.


  **** Small capitalization companies are companies with market capitalizations of less than $1 billion at the time of purchase. In certain countries, companies at the high end of the $1 billion capitalization range would be considered to be mid cap or large cap companies.


 ***** Percent of Fund's net assets applied at all times.


****** For temporary defensive reasons, we may invest up to 100% of the Fund's total assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or if unrated, in our opinion of comparable quality. In no event will the Fund purchase short term securities rated below Baa by Moody's or BBB by S&P. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------


1. The Templeton Performance Information


The International Growth Fund recently commenced operations and, therefore, has no investment performance record. The performance information shown herein is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance for the year-ended June 30, 1995 and the three-years ended 1995, net of the Templeton International Fund's fees and expenses. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs tenure as the portfolio manager of the Templeton International Fund, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management and no other person had a significant role in achieving the Templeton International Fund's performance.



The International Growth Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the International Growth Fund are higher than the total fees incurred by the Templeton International Fund. Consequently, the performance results for the Templeton International Fund would have been lower if the Templeton International Fund had the same expenses as the International Growth Fund. The performance of the Templeton International Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE TEMPLETON INTERNATIONAL FUND WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL WHO MANAGED THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL GROWTH FUND ITSELF.


          AVERAGE ANNUAL TOTAL RETURN OF TEMPLETON INTERNATIONAL FUND



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                      STIPULATED PAYMENT MADE MAY 1, 1992


                                    [CHART]

                           PERIOD ENDED JUNE 30, 1995



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Growth Fund is likely to differ from the Templeton International Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the International Growth Fund may vary from those of the Templeton International Fund.

INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

2. The Separate Account Performance Information


Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar, though not necessarily identical, to those employed by the Sub-adviser with respect to separately managed accounts of the Sub-adviser ("Separately Managed Accounts"). The chart herein shows the historical investment performance for a composite of the Sub-adviser's Separately Managed Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the International Growth Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all Separately Managed Accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.



The Separately Managed Accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Separately Managed Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the International Growth Fund are higher than the total fees incurred by the Separately Managed Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser's Separately Managed Accounts had the same expenses as the International Growth Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S SEPARATELY MANAGED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS WHO MANAGE THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL GROWTH FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                            OF SUB-ADVISER COMPOSITE



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     22.04%
-----------------------------------------------------


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Growth Fund is likely to differ from the Sub-adviser's Separately Managed Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the International Growth Fund may vary from those of the Sub-adviser's Separately Managed Accounts and performance of the International Growth Fund may vary from those of the Sub-adviser Composite.

LARGE CAP GROWTH FUND

Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS. DIVIDEND
                     INCOME IS A SECONDARY
                     OBJECTIVE.
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Goldman Sachs Asset Management

PORTFOLIO MANAGER


The Fund is managed by the following individuals: Robert C. Jones; Kent A. Clark; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. From 1987 to 1989, he was the senior quantitative analyst in the Goldman Sachs Investment Research Department and the author of the monthly Stock Selection publication. Mr. Clark, Vice President, joined the Sub-adviser's quantitative equity management team in 1992. Prior to joining the Sub-adviser, Mr. Clark studied for a Ph.D in finance at the University of Chicago. Mr. Pinter, Vice President, joined the Sub-adviser in 1990. From 1985 to 1990, he was a project manager in the Sub-adviser's Information Technology Division. Ms. Brown, Vice President, joined the Sub-adviser in 1998. From 1994 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.


INVESTMENT OBJECTIVE


Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

INVESTMENT RISK

This Fund invests almost entirely in equity securities. The value of equity securities can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests primarily in the equity securities of large cap U.S. issuers. Large cap U.S. issuers are companies that meet the market capitalization range of companies comprising the Russell 1000 Growth Index.



The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.


We follow the guidelines listed below for making the primary investments for this Fund.


                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of large cap  at least 65%
  U.S. issuers
--------------------------------------------
Other equity securities of      up to 25%
  U.S. and foreign issuers**,
  including convertible
  securities, ADRs and GDRs
--------------------------------------------
Investment grade fixed income   up to 100%
  securities***
--------------------------------------------
Futures and options****         up to 5%
--------------------------------------------
Illiquid securities*****        up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 100%
--------------------------------------------
Warrants and stock purchase     up to 5%
  rights
--------------------------------------------
Investment companies            up to 5%
--------------------------------------------
Unseasoned companies            up to 5%
--------------------------------------------



    * At time of purchase.


   ** This Fund may invest in the equity securities of a foreign issuer only if the securities are traded in the U.S.


  *** For temporary defensive purposes, we may invest up to 100% of the Fund's total assets in fixed income securities, including U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by S&P or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year. The Sub-adviser will not necessarily dispose of a fixed income security when its ratings are down graded to below investment grade.


 **** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held, exceed 5% of the Fund's total assets.


***** Percent of Fund's net assets applied at all times.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------


The Large Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Large Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to sixteen accounts ("Combined Accounts"), including fourteen advisory accounts ("Accounts") and two registered mutual funds ("Funds"). The chart herein shows the historical investment performance for a composite of the Combined Accounts ("Combined Accounts Composite"), which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Large Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts net of average fees and expenses charged by the Accounts and the Funds. These expenses include investment advisory fees but do not include custodial fees (other than for the mutual funds), which, if included, could lessen the performance presented. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from November 11, 1991 to January 30, 1998.



The Accounts included in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Large Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Large Cap Growth Fund.



The performance of the Combined Accounts Composite has been calculated in accordance with performance presentation standards of the Association for Investment Management and Research ("AIMR"). The AIMR method of calculating performance is different from SEC performance standards, which are described under "Performance and Yield Information" in the Statement of Additional Information. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE LARGE CAP GROWTH FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                         OF COMBINED ACCOUNTS COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         51.22%           26.08%           22.95%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Large Cap Growth Fund is likely to differ from the Sub-Adviser's Accounts and Funds in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Large Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Large Cap Growth Fund may vary from that of the Combined Accounts Composite.

MID CAP GROWTH FUND

Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN MEDIUM
                     CAPITALIZATION EQUITY
                     SECURITIES. CURRENT INCOME
                     IS A SECONDARY OBJECTIVE.
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Brown Capital Management, Inc.

PORTFOLIO MANAGER


The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983. Robert E. Hall, Theodore M. Alexander III, Noreen A. Frost, and Stephon A. Jackson assist Mr. Brown in the management of the Fund. Mr. Hall, Senior Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in September 1993. Mr. Alexander, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in October 1995. Prior to this, Mr. Alexander was a Securities Analyst at Legg Mason Wood Walker from June 1994 to October 1995. From June 1990 to January 1994, Mr. Alexander was a Securities Analyst at Alex Brown & Sons, Inc. Ms. Frost, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in February 1996. Prior to this, Ms. Frost was in institutional sales at Duff & Phelps Securities Co. from December 1994 to October 1996. From 1983 to 1993, Ms. Frost was Investment/Broker-Dealer Analyst at Alex Brown & Sons, Inc. Mr. Jackson, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in July 1997. Prior to this, Mr. Jackson was Portfolio Manager/Director of Research at NCM Capital Management from March 1994 to June 1997. From March 1993 to March 1994, Mr. Jackson was an Analyst at Putnam Investments.


INVESTMENT OBJECTIVE


Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective.


INVESTMENT RISK


This Fund invests mostly in equity securities of medium sized companies that we believe are undervalued in the marketplace. The value of any equity security may rise or fall over long or short periods of time. Although these equity securities present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


This Fund will invest principally in the equity securities of medium capitalization companies. Medium capitalization companies include companies with a market capitalization of $1 to $7 billion. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP GROWTH FUND

--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for this Fund.


                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of medium     at least 65%
  capitalization companies
--------------------------------------------
Other equity securities         at least 25%
  Common stocks, convertible
  preferred stocks, preferred
  stocks and convertible bonds
  traded on domestic exchanges
  or in over-the-counter
  markets
--------------------------------------------
Foreign equity securities,      up to 10%
  ADRs**
--------------------------------------------
Money market instruments***     up to 10%
  and fixed income
  securities****, U.S.
  Government securities,
  corporate fixed income
  securities**** (including
  those subject to repurchase
  agreements), bankers
  acceptances and certificates
  of deposit of domestic
  branches of U.S. banks,
  commercial paper (including
  variable amount demand
  master notes) rated in one
  of the two highest ratings
  categories of organizations
  or, if not rated, of
  equivalent quality and cash
  and cash equivalents
--------------------------------------------
Illiquid securities*****        up to 10%
--------------------------------------------
Rule 144A securities (liquid)   up to 100%
--------------------------------------------
Real estate securities******    up to 10%
--------------------------------------------



     * At time of purchase.


    ** Foreign equity securities held by this Fund will be held in the form of ADRs.

   *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.

  **** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


 ***** Percent of Fund's net assets applied at all times.


****** This Fund will not invest directly in real estate, but rather, in interests in or readily marketable securities issued by companies that invest in real estate, including real estate investment trusts (REITs).

MID CAP GROWTH FUND

--------------------------------------------------------------------------------


The Mid Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart herein shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Mid Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from January 1, 1993 to March 31, 1998.



The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Mid Cap Growth Fund are lower than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MIDCAP GROWTH FUND ITSELF.


           AVERAGE ANNUAL TOTAL RETURN OF COMBINED ACCOUNTS COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         47.95%           23.51%           21.86%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1993


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Mid Cap Growth Fund is likely to differ from the Sub-adviser's Combined Accounts in size, cash flow patterns and certain tax matters. Accordingly the portfolio holdings of the Mid Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Mid Cap Growth Fund may vary from that of the Combined Accounts Composite.

SMALL CAP GROWTH FUND

Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL GROWTH
                     COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

J.P. Morgan Investment Management Inc.

PORTFOLIO MANAGER


Candice Eggerss, Stephen J. Rich and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Mr. Rich is a portfolio manager in the Small Cap Equity Group. He manages a portion of the J.P. Morgan U.S. Small Company Fund and other small cap portfolios. In addition to his present position, his 7 years of experience in equity portfolio management include positions in J.P. Morgan Investment Management Inc.'s Structured Equity and Balanced/Equity groups. Before joining J.P. Morgan Investment Management Inc. in 1991, Mr. Rich received an AB from Princeton University. Mr. Rich currently is pursuing a Master's in Business Administration at New York University. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.

INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.


INVESTMENT RISK


Small capitalization companies may not have the financial strength to do well in difficult times. Because they are small, the prices of their equity securities may fluctuate more over the short term but they have more potential to grow. This means their value may offer greater potential for appreciation. The equity securities that the Fund invests in involve certain risks such as market risks. For a discussion of these risks, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


This Fund invests in small capitalization U.S. companies, which are companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry by industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in equity securities that the Sub-adviser's research and valuation process indicate are the most undervalued. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.


We follow the guidelines listed below for making the primary investments for the Fund.


                                Percent of
                               Fund's Total
Fund Investments                 Assets*
-----------------------------------------------
Equity securities of         at least 65%
  small capitalization
  growth companies
-----------------------------------------------
Other equity securities      up to 35%
  U.S. and foreign common
  stocks, convertible
  securities, preferred
  stocks, warrants,
  rights and investment
  company securities
-----------------------------------------------
Foreign investments          up to 5%
-----------------------------------------------
Futures and options          up to 25%
-----------------------------------------------
Illiquid securities**        up to 15%
-----------------------------------------------
Rule 144A securities         up to 100%
  (liquid)
-----------------------------------------------
Investment grade short       up to 10%
  term fixed income
  securities***
-----------------------------------------------
Swaps                        up to 5%
-----------------------------------------------


  * At time of purchase.

 ** Percent of Fund's net assets applied at all times.


*** During severe market downturns, we may invest up to 100% of the Fund's assets in investment grade short term securities, including repurchase agreements and, for temporary or extraordinary purposes, the Fund may borrow from banks up to 10% of its total assets. This borrowing limitation applies at all times. The Fund may not purchase additional securities if such borrowings exceed 5% of its net assets. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------


The Small Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart herein shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which was managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Small Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.



The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Small Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund.



The performance of the Combined Accounts Composite has been calculated in accordance with performance presentation standards of the Association for Investment Management and Research ("AIMR"). The AIMR method of calculating performance is different from SEC performance standards, which are described under "Performance and Yield Information" in the Statement of Additional Information. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SMALL CAP GROWTH FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                         OF COMBINED ACCOUNTS COMPOSITE



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     30.54%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Small Cap Growth Fund is likely to differ from the Sub-adviser's Combined Accounts in size, cash flow patterns and certain tax matters. Accordingly the portfolio holdings of the Small Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Small Cap Growth Fund may vary from that of the Combined Accounts Composite.

INTERNATIONAL VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER


The Fund's portfolio managers include: (i) Robert Ronus, President of the Sub-adviser, who has been an investment professional for 29 years and has been with the Sub-adviser or an affiliate for 25 years; (ii) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 32 years and has been with the Sub-adviser or an affiliate for 28 years; (iii) Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., an affiliate of the Sub-adviser, who has been an investment professional for 26 years and has been with the Sub-adviser or an affiliate for 25 years;
(iv) Nancy Kyle, Senior Vice President of the Sub-adviser, who has been an investment professional for 24 years and has been with the Sub-adviser or an affiliate for 7 years; (v) John McIlwraith, Senior Vice President of the Sub-adviser, who has been an investment professional for 28 years and has been with the Sub-adviser or an affiliate for 14 years; (vi) Nilly Sikorsky, Director of The Capital Group of Companies, Inc., an affiliate of the Sub-adviser, who has been an investment professional for 35 years and has been with the Sub-adviser or an affiliate for 35 years; (vii) Lionel Sauvage, Vice President of the Sub-adviser, who has been an investment professional for 11 years and has been with the Sub-adviser or an affiliate for 11 years; (viii) Richard Havas, Sr., Vice President of the Sub-adviser, who has been an investment professional for 16 years and has been with the Sub-adviser or an affiliate for 12 years; and
(ix) Rudolf Staehelin, Sr., Vice President of Capital Research International, an affiliate the Sub-adviser, who has been an investment professional for 20 years and has been with the Sub-adviser or an affiliate for 16 years.


INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

INVESTMENT RISK


As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have, including future foreign political and economic developments, fluctuations in foreign exchange rates and limited publicly available information. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in a portfolio consisting primarily of equity and fixed income securities of non-U.S. issuers.


While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.


                                Percent of
Fund Investments           Fund's Total Assets*
-----------------------------------------------
Foreign securities**        at least 80%
  Equity securities,
  investment grade fixed
  income securities
-----------------------------------------------
Futures and options Put     up to 90% of the
  and call options on       amount in foreign
  foreign currencies and    securities
  forward currency
  contracts
-----------------------------------------------
Cash, cash equivalents,     up to 100%
  government securities,
  nonconvertible
  preferred stocks, or
  investment grade fixed
  income securities***
-----------------------------------------------
Rule 144A securities        up to 15%
  (liquid)
-----------------------------------------------
Illiquid securities****     up to 15%
-----------------------------------------------


   * At the time of purchase.

  ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging market countries.


 *** We may invest up to 100% of the Fund's assets in these instruments in varying proportions as a temporary defensive position, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines.


**** Percent of Fund's net assets applied at all times.


For additional
information about THE
FUND'S INVESTMENTS see
"Types of Investments."

INTERNATIONAL VALUE FUND


--------------------------------------------------------------------------------



The International Value Fund recently commenced operations and, therefore, has no investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart herein shows the historical investment performance for a composite of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the International Value Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the International Value Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the International Value Fund.



The performance of the Sub-adviser Composite has been calculated in accordance with performance presentation standards of the Association for Investment Management and Research ("AIMR"). The AIMR method of calculating performance is different from SEC performance standards, which are described under "Performance and Yield Information" in the Statement of Additional Information. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL VALUE FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                             SUB-ADVISER COMPOSITE



---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       24.02%              14.85%            11.35%
---------------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Value Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly the portfolio holdings of the International Value Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the International Value Fund may vary from that of the Sub-adviser Composite.

LARGE CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

State Street Bank & Trust Company/
State Street Global Advisors

PORTFOLIO MANAGER


The Fund's portfolio managers include Jeffrey P. Adams, Jennifer W. Bardsley, David A. Hanna, Douglas T. Holmes, CFA, Ben J. Salm, Peter Stonberg, CFA, Richard B. Weed and Peter B. Wiley, CFA. Mr. Adams, Principal, US Active Equity who joined the Sub-adviser in June 1989, where he has been the team leader of the Small Cap Strategy since its inception and is responsible for the research initiatives for this product. Mr. Adams' responsibilities include the management of global active portfolios and research and development of new U.S. active processes. Ms. Bardsley, Principal, US Active Equity, joined the Sub-Adviser in 1993 as a member of the Investment Systems group and moved to the U.S. Active Equity group in January 1996, where her responsibilities include product development, portfolio management and maintenance of the modeling and portfolio construction processes. Mr. Hanna, Principal, US Active Equity, joined the Sub-adviser in May 1997 and is a Portfolio Manager for the Hedged Matrix (Long/Short Market Neutral) Product and participates in group research projects involving the development of modeling and portfolio development techniques. Prior to joining the Sub-adviser, Mr. Hanna was director of equity and quantitative research at Standish, Ayer & Wood, from January 1992 to April 1997, where he both managed a group of quantitative analysts and worked on equity research projects. Mr. Holmes, Managing Director, Global Enhanced Equity, joined the Sub-adviser in 1984 and specializes in the portfolio construction, risk control and trading of accounts managed by the Sub-adviser in this area. Mr. Page, Principal, Investments, joined the Sub-adviser in March 1998 and is a member of the US Active Equity portfolio management team, where he focuses on product development. Prior to joining the Sub-adviser, Mr. Page was at Wellington Management Company from August 1994 to February 1998, where he concentrated on product development, product management and investment communications. Prior to joining the Sub-adviser, Mr. Salm, Principal, US Active Equity, joined the Sub-adviser in 1992 and is responsible for research, product development and portfolio management within the US Active strategy. Mr. Stonberg, Principal and Head of US Active Equity, joined the Sub-adviser in 1981 and is responsible for all of the Sub-adviser's US Active Equity investment strategies. Mr. Weed, Principal, US Active Equity, joined the Sub-adviser in April 1994, where his responsibilities include portfolio management, product development and research. Previously, Mr. Weed was with Valuequest, an investment adviser, from December 1993 to March 1994 and with Brattle Group, an economic consulting firm, from May 1992 to November 1993. Mr. Wiley, Principal, US Active Equity, joined the Sub-adviser in April 1997. Previously, Mr. Wiley was with Colonial Management Associates, an investment management firm, from August 1992 to April 1997.


INVESTMENT OBJECTIVE

Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.

INVESTMENT RISK


This Fund invests primarily in the equity securities of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any equity security can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index. There is no assurance that the Fund will be unaffected by such economic factors.


Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY


The Fund will invest primarily in equity securities of large capitalization companies. Large capitalization companies are companies with market capitalization over $1 billion. Equity securities will be selected and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with the price of its equity securities within the context of its historical valuation. The measure of


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------


Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of an equity security's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level to that of the Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.


We follow the guidelines listed below for making the primary investments for the Fund.


                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
---------------------------------------------
Equity securities of large      at least 65%
  capitalization companies
---------------------------------------------
ADRs                            up to 5%
---------------------------------------------
Debentures                      up to 5%
---------------------------------------------
Notes                           up to 5%
---------------------------------------------
Warrants**                      up to 5%
---------------------------------------------
Illiquid and restricted         up to 15%
  securities**
---------------------------------------------
Rule 144A securities (liquid)   up to 15%
---------------------------------------------
Securities lending              up to 33 1/3%
---------------------------------------------
When-issued securities**        up to 25%
---------------------------------------------
Put and call options            up to 5%
  Covered put and call options
  on securities
  Put and call options on
  securities indices
---------------------------------------------
Futures and options             up to 5%
  Initial margin deposits on
  futures and premiums for
  options and futures
---------------------------------------------
High quality short-term fixed   up to 100%
  income securities***
---------------------------------------------



    * At time of purchase.


   ** Percent of Fund's net assets applied at all times.


  *** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------


The Large Cap Value Fund recently commenced operations and, therefore, has no investment performance record. However, the Large Cap Value Fund will be managed by the Sub-adviser in substantially the same manner and by the same individuals as those who manage discretionary accounts (the "Discretionary Accounts") with substantially similar investment objectives, policies and strategies.



The chart herein shows the investment performance for all Discretionary Accounts, net of account fees and expenses. The inception dates for the Discretionary Accounts range from August 1, 1992 through August 1, 1997. The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Large Cap Value Fund are higher than the total fees incurred by the Discretionary Accounts. Consequently, the performance results for the Discretionary Accounts would have been lower if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. The performance of the Discretionary Accounts has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE LARGE CAP VALUE FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                           OF DISCRETIONARY ACCOUNTS



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.95%           24.14%           24.04%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE AUGUST 1, 1992


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Large Cap Value Fund is likely to differ from the Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly the portfolio holdings and performance of the Large Cap Value Fund may vary from those of the Discretionary Accounts.

MID CAP VALUE FUND

Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM CAPITALIZATION
                     COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
INVESTMENT SUB-ADVISER


Neuberger&Berman Management Inc.


PORTFOLIO MANAGER


Michael M. Kassen and Robert I. Gendelman serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of Neuberger&Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively. Prior to 1994, Mr. Gendlemen was portfolio manager for another mutual fund manager.


INVESTMENT OBJECTIVE


Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.


INVESTMENT RISK


The value of any equity security may rise or fall over long or short periods of time. Although equity securities present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


This Fund invests principally in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of June 30, 1998, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $10.3 billion. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance a company in its particular field.


We follow the guidelines listed below for making the investments for this Fund.


                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of medium     at least 65%
  capitalization companies
--------------------------------------------
Other equity securities         up to 35%
  Common stock, preferred
    stock, convertible
    securities
--------------------------------------------
Covered call options            up to 35%
--------------------------------------------
Foreign currency transactions   up to 5%
--------------------------------------------
Options on foreign currencies   up to 5%
--------------------------------------------
Foreign securities              up to 10%
--------------------------------------------
Illiquid and restricted         up to 15%
  securities**
--------------------------------------------
Rule 144A securities (liquid)   up to 100%
--------------------------------------------
Corporate fixed income          up to 15%
  securities rated C or higher
  by Moody's or CC or higher
  by S&P and comparable
  unrated securities***
--------------------------------------------
Investment grade fixed income   less than 5%
  securities**** corporate
  bonds and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
--------------------------------------------
Cash and cash equivalents*****  up to 100%
--------------------------------------------



    * At time of purchase.


   ** We may invest up to 15% of the Fund's net assets in illiquid securities. This limitation applies at all times. Restricted securities are explained under "Types of Investments."


  *** This Fund may invest up to 15% of its net assets in below investment grade fixed income securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.


 **** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.

***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP VALUE FUND

--------------------------------------------------------------------------------


The Mid Cap Value Fund recently commenced operations and, therefore, has no investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar, though not necessarily identical, to those of Neuberger&Berman Partners Fund and it is managed by the Sub-adviser in substantially the same manner and by the same individuals as Neuberger&Berman Partners Fund. Neuberger&Berman Partners Fund seeks to achieve its objective by investing principally in common stocks of medium-to large-capitalization companies. As a result, Neuberger&Berman Partners Fund may in the future have, or in the past have had, greater exposure to larger capitalization companies than the MidCap Value Fund will have. The chart herein shows the investment performance for Neuberger&Berman Partners Fund for the period April 1, 1988 through March 31, 1998, net of Neuberger&Berman Partners Fund's fees and expenses. The date the Sub-Adviser assumed management of Neuberger&Berman Partners Fund was January 20, 1975.



The Mid Cap Value Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees after (expense reimbursements) for the Mid Cap
Value Fund are higher than the total fees incurred by Neuberger&Berman Partners Fund. Consequently, the performance results for Neuberger&Berman Partners Fund would have been lower if Neuberger&Berman Partners Fund had the same expenses as the Mid Cap Value Fund. The performance of Neuberger&Berman Partners Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON NEUBERGER&BERMAN PARTNERS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MID CAP VALUE FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                         NEUBERGER&BERMAN PARTNERS FUND



    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         41.54%           21.80%           17.95%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Mid Cap Value Fund is likely to differ from Neuberger&Berman Partners Fund in size, cash flow patterns and certain tax matters. Neuberger&Berman Partners Fund may have greater exposure to large capitalization companies than the Mid Cap Value Fund. Accordingly, the portfolio holdings and performance of the Mid Cap Value Fund may vary from those of Neuberger&Berman Partners Fund.

SMALL CAP VALUE FUND

Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISERS

Fiduciary Management Associates, Inc.
Bankers Trust Company

PORTFOLIO MANAGER


The actively-managed portion of the Fund's portfolio is managed by Kathryn Maag Vorisek, Lloyd J. Spicer, CFA, and Terry B. French. Ms. Vorisek, Senior Vice President and Portfolio Manager/Analyst for the Sub-adviser's small cap discipline, is the team leader. Ms. Vorisek joined the Sub-adviser in April 1996. Previously, Ms. Vorisek was with Duff & Phelps Investment Management from June 1989 to April 1996, Citicorp from October 1988 to June 1989, and Lehman Brothers from July 1984 to October 1988. Mr. Spicer, Senior Vice President and Portfolio Manager/Small Cap Advisor, joined the Sub-adviser in March 1994. Mr. Spicer's primary responsibilities include economic forecasting to identify the thematic components of the Sub-adviser's small cap discipline. Mr. French, Senior Vice President and Portfolio Manager, joined the Sub-adviser in November 1997. Mr. French's primary small cap responsibilities include the analysis of specific industry sectors. Mr. French managed private investment portfolios from January 1991 to November 1997.


Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with Bankers Trust since 1981.

INVESTMENT OBJECTIVE


Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.


INVESTMENT RISK


A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2000 stocks in the Russell 2000 Index (Index). This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.



Because this Fund invests in smaller capitalization equity securities, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGIES


This Fund invests primarily in equity securities of small capitalization companies, which are companies whose stock market capitalizations range from $50 million to $1 billion and companies included in the Index. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively-managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.



The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP VALUE FUND

Fact Sheet
--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.


                                 Percent of
                                Fund's Total
       Fund Investments            Assets*
---------------------------------------------
Equity securities of small       at least 65%
  capitalization companies**
---------------------------------------------
Short-term investments Foreign   up to 35%
  and domestic money market
  instruments, certificates of
  deposit bankers'
  acceptances, time deposits,
  U.S. Government obligations,
  U.S. Government agency
  securities, short-term
  corporate fixed income
  securities***, commercial
  paper rated A-1 or A-2 by
  S&P or Prime-1 or Prime-2 by
  Moody's or, if unrated, of
  comparable quality,
  repurchase agreements
---------------------------------------------
Illiquid securities****          up to 15%
---------------------------------------------
Futures and Options              up to 20%
---------------------------------------------
Swap Agreements                  up to 10%
---------------------------------------------
Warrants*****                    up to 5%
---------------------------------------------
Time deposits******              up to 10%
---------------------------------------------
Foreign securities               up to 10%
---------------------------------------------
Investment companies             up to 10%
---------------------------------------------
Rule 144A securities (liquid)    up to 10%
---------------------------------------------


     * At time of purchase.

    ** This Fund will invest at least 65% of its total assets in equity securities of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.


   *** The Fund will not purchase short-term fixed income securities rated below Baa by Moodys or BBB by S&P. However, the Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


  **** Percent of Fund's net assets applied at all times.


 ***** The Fund's investment in warrants will not exceed
       2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.


****** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE
FUND

Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN COMPANIES MEETING SOCIAL
                     CRITERIA OF THE FUND
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER


This Fund is managed by William Trimbur, Jr. Since June 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered open-end investment company managed by VALIC. Mr. Trimbur has served as Portfolio Manager of the American General Series Portfolio Company International Equities Fund since 1989, the American General Series Portfolio Company International Government Bond Fund since 1991 and the American General Series Portfolio Company Social Awareness Fund ("AGSPC" Social Awareness Fund") since September 1998.


INVESTMENT OBJECTIVE


Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund. The Fund does not invest in companies that:


  - produce nuclear energy;
  - make military weapons or delivery systems; or

  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).
INVESTMENT RISK


This Fund may experience market risk, and risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in this prospectus.

If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

INVESTMENT STRATEGY

We follow the guidelines listed below for making the primary investments for the Fund.


                                Percent of
                               Fund's Total
   Fund's Investments            Assets*
-----------------------------------------------
Equity securities of         at least 80%
  companies meeting the
  Fund's social criteria
-----------------------------------------------
Other types of equity        up to 20%
  securities of companies
  meeting social criteria
  including:
    Foreign securities
    Preferred stock
    Convertible
    securities
-----------------------------------------------
High quality money market    up to 20%
  securities and warrants
-----------------------------------------------
Futures and options          up to 33%
-----------------------------------------------
Illiquid and restricted      up to 10%
  securities**
-----------------------------------------------
Rule 144A securities         up to 20%
  (liquid)
-----------------------------------------------


 * At time of purchase.

** Percent of Fund's net assets applied at all times.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SOCIALLY RESPONSIBLE FUND

--------------------------------------------------------------------------------


The Socially Responsible Fund recently commenced operations and, therefore, has no investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the AGSPC Social Awareness Fund and it is managed by VALIC in substantially the same manner and by the same individuals as the AGSPC Social Awareness Fund. The chart herein shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998, net of AGSPC Social Awareness Fund's fees and expenses. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.



The AGSPC Social Awareness Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Socially Responsible Fund are higher than the total fees incurred by the AGSPC Social Awareness Fund. Consequently, the performance results for the AGSPC Social Awareness Fund would have been lower if the AGSPC Social Awareness Fund had the same expenses as the Socially Responsible Fund. The performance of the AGSPC Social Awareness Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC SOCIAL AWARENESS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SOCIALLY RESPONSIBLE FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                         OF AGSPC SOCIAL AWARENESS FUND



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         47.45%           25.67%           16.57%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Socially Responsible Fund is likely to differ from the AGSPC Social Awareness Fund in size, cash flow patterns and certain tax matters. Accordingly the portfolio holdings and performance of the Socially Responsible Fund may vary from those of the Social Awareness Fund.

BALANCED FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.


The portfolio managers for the fixed income portion of the Fund include: (i) Jim Mulally, Senior Vice President of the Sub-adviser, who has been an investment professional for 21 years and has been with the Sub-adviser or an affiliate for 18 years; and (ii) Jim Baker, Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years.



The portfolio managers for the U.S. large cap equity portion of the Fund include: (i) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 32 years and has been with the Sub-adviser or an affiliate for 28 years; (ii) Gene Stein, Executive Vice President of the Sub-adviser, who has been an investment professional for 26 years and has been with the Sub-adviser or an affiliate for 25 years; (iii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years; (iv) Ted Samuels, Senior Vice President of the Sub-adviser, who has been an investment professional for 19 years and has been with the Sub-adviser or an affiliate for 17 years; (v) Donnalisa Barnum, Vice President of the Sub-adviser, who has been an investment professional for 16 years and has been with the Sub-adviser or an affiliate for 12 years; and (vi) R. Bryan Jacoboski, Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 4 years. Previously Mr. Jacoboski was Managing Director, Equity Research at Paine Webber from 1983 to 1994.



The portfolio managers for the U.S. small cap equity portion of the Fund include: (i) Bob Kirby, Chairman Emeritus of the Sub-adviser, who has been an investment professional for 45 years and has been with the Sub-adviser or an affiliate for 32 years; (ii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years; (iii) James Kang, Vice President of Capital Guardian Research Company, an affiliate of the Sub-adviser, who has been an investment professional for 11 years and has been with the Sub-adviser or an affiliate for 10 years; and (iv) R. Bryan Jacoboski, Vice President of the Sub-adviser, who been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 4 years. Previously Mr. Jacoboski was Managing Director, Equity Research at Paine Webber from 1983 to 1994.


INVESTMENT OBJECTIVE

Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

INVESTMENT RISK


This Fund invests principally in fixed income and equity securities. The value of an equity security can rise and fall over long and short periods of time and involve market risks. Like equity securities, fixed income securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the fixed income securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risk, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in a combination of fixed income and equity securities in order to maintain the value of your principal investment and provide you with capital growth and income over the long-term. At all times at least 25% of the Fund's total assets are invested in fixed income senior securities. We select securities for the Fund's portfolio by identifying fixed income and equity securities that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different group of portfolio managers makes investment decisions for the fixed income and equity portions of the Fund.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

BALANCED FUND
--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.


                             Percent of
                            Fund's Total
    Fund Investments           Assets*
-------------------------------------------
Fixed income securities   up to 75%
  Securities rated "A"
  or better by Moody's
  or S&P or of
  comparable investment
  quality**; U.S.
  Government securities,
  mortgage-related
  securities of
  governmental issuers,
  GNMA certificates of
  private issuers,
  collateralized
  mortgage obligations,
  mortgage-backed bonds,
  cash or cash
  equivalents, including
  commercial bank
  obligations and
  commercial paper***
-------------------------------------------
Fixed income senior       at least 25%
  securities
-------------------------------------------
Equity securities****     up to 75%
-------------------------------------------
High yield high risk      up to 20%
  fixed income
  securities*****
-------------------------------------------
Rule 144A securities      up to 15%
  (liquid)
-------------------------------------------
Illiquid                  up to 15%
  securities******
-------------------------------------------


     * At time of purchase.

    ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   *** These investments will constitute at least 75% of the fixed income securities held by the Fund.


  **** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S.
       small-capitalization companies.


 ***** No minimum rating requirement applied.
       Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


****** Percent of Fund's net assets applied at all times.

BALANCED FUND

--------------------------------------------------------------------------------


The Balanced Fund recently commenced operations and, therefore, has no investment performance record. However, the Balanced Fund's investment objectives, policies and strategies will be substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. Although managed in substantially the same manner as the Balanced Fund, the Discretionary Accounts may not invest as great a percentage of their assets in fixed income senior securities as the Balanced Fund. As a result, the Balanced Fund may have, or may in the past have had, greater exposure to fixed income senior securities than the Discretionary Accounts. The chart herein shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Balanced Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Balanced Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Balanced Fund.



The performance of the Sub-adviser Composite has been calculated in accordance with performance presentation standards of the Association for Investment Management and Research ("AIMR"). The AIMR method of calculating performance is different from SEC performance standards, which are described under "Performance and Yield Information". THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S


DISCRETIONARY ACCOUNTS WHICH ARE


MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE BALANCED FUND ITSELF.


                         AVERAGE ANNUAL TOTAL RETURN OF


                             SUB-ADVISER COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         31.17%           15.84%           14.44%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Balanced Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly the portfolio holdings of the Balanced Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the Balanced Fund may vary from that of the Sub-adviser Composite.

HIGH YIELD BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN AND INCOME CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN HIGH
                     YIELDING, HIGH RISK FIXED
                     INCOME SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGERS


The Fund is managed by Gordon Massie, who is assisted by Jeffrey Gary and Mark Pauly, CFA. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998. Mr. Gary, Vice President, joined the Sub-adviser in June 1998. From 1996 to April 1998, Mr. Gary was Managing Director at Koch Capital Services, Inc. and from 1993 to 1996, Mr. Gary served as Senior Analyst/Trader at Cargill Financial Services. Mr. Pauly, Senior Investment Manager, High Yield, joined the Sub-adviser in April 1998. From August 1994 to August 1996, Mr. Pauly served as the Manager of Portfolio Forecasting and Analysis for American General Corporation and, from June 1992 to August 1994, Mr. Pauly was Director of Marketing Services for American General of New York.



INVESTMENT OBJECTIVE


Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities.



INVESTMENT RISK



High yielding, high risk fixed income securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them. The Fund is also subject to risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in the prospectus.



INVESTMENT STRATEGY



The Fund invests in high yielding, high risk fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Fixed income securities rated   at least 65%
  below Baa3 by Moody's and
  below BBB- by S&P**
--------------------------------------------
Foreign fixed income            up to 35%
  securities rated below Baa3
  by Moody's and below BBB- by
  S&P**
--------------------------------------------
Fixed income securities rated   up to 35%
  Baa3 or higher by Moody's or
  Rated BBB- or higher by
  S&P***
--------------------------------------------
Zero coupon securities (i.e.,   up to 15%
  securities not paying
  current cash interest)
--------------------------------------------
Fixed income securities rated   up to 15%
  below Caa3 by Moody's or
  CCC- by S&P***
--------------------------------------------
Equity securities               up to 20%
  preferred stocks,
  convertible securities,
  common stocks and warrants
--------------------------------------------
Illiquid securities****         up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 30%
--------------------------------------------



   * At time of purchase.


  ** Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


 *** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


**** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

STRATEGIC BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN AND INCOME CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN
                     INCOME PRODUCING SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGERS



The Fund is managed by Steven Guterman, who is assisted by Gordon Massie, Robert Hiebert, CFA, Craig Mitchell, CFA, James J. Roth, George Steelman, Edwin Ferrell, CFA and William Trimbur, Jr., CFA. Mr. Guterman, Executive Vice President, joined the Sub-adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc. ("SBAM"), where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998. Mr. Hiebert, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998. Previously, Mr. Hiebert served as Senior Corporate Bond Trader at American General Corporation from August 1995 to April 1998. Prior to that, Mr. Hiebert served as Senior Trader with Cargill Financial Services Corp. from June 1992 to August 1995. Mr. Mitchell, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998 and American General Corporation in May 1995. From July 1992 to April 1995, Mr. Mitchell served as Assistant Portfolio Manager and, subsequently, Portfolio Manager at Providian Corporation. Mr. Roth, Vice President, Fixed Income Trading, joined the Sub-adviser in April 1998. Previously, Mr. Roth was Senior Portfolio Manager at American General Corporation from August 1994 to March 1998. Prior to that, Mr. Roth was National Sales Manager, Department of Capital Markets with the Resolution Trust Corporation from February 1994 to July 1994 and Capital Markets Specialist from June 1991 to January 1994. Mr. Steelman, Associate Portfolio Manager, joined the Sub-adviser in April 1998. From April 1996 to April 1998, Mr. Steelman served as Associate Portfolio Manager for American General Corporation. Mr. Steelman was Senior Financial Analyst for American General Corporation's Treasury Department from December 1994 to April 1996. Mr. Ferrell, Director, joined the Sub-adviser in April 1998, where he has primary responsibility for sovereign political and economic research. Previously, Mr. Ferrell was a sovereign analyst with The Principal Financial Group from November 1993 to April 1998, where he was involved in the co-ordination of its emerging market and non-dollar investment efforts. Mr. Trimbur, Vice President and Investment Officer of the Series Company, joined the Sub-adviser in May 1998. As Portfolio Manager for the Sub-adviser, Mr. Trimbur is primarily responsible for the management and trading of non-dollar denominated bonds and equities. Mr. Trimbur managed domestic bonds and equities for VALIC from 1987 to 1991 and has been managing foreign bonds and equities for VALIC since 1991.



INVESTMENT OBJECTIVE



Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.



INVESTMENT RISK



A significant portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them. The Fund is also subject to risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in the prospectus.



INVESTMENT STRATEGY



The Fund invests in a broad range of fixed income securities including investment grade bonds, U.S. Government and agency obligations, mortgage backed securities, high yield bonds, emerging market debt and non-dollar bonds, to provide you with the highest possible total return from current income and capital gains, while preserving your investment. A substantial portion of the Fund may be invested in high yielding, high risk securities.



Additional information
about THE FUND'S
INVESTMENTS provided
under "Types of
Investments."

STRATEGIC BOND FUND



Fact Sheet -- (Continued)



--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investment for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Investment grade fixed income   up to 100%
  securities**, U.S.
  Government and agency and
  mortgage backed securities
--------------------------------------------
U.S. and Canadian high yield,   up to 50%
  high risk corporate fixed
  income securities rated C or
  higher by Moody's or CC or
  higher by S&P and comparable
  unrated securities***
--------------------------------------------
Foreign high yield, high risk   up to 25%
  corporate and government
  fixed income securities
  rated C or higher by Moody's
  or CC or higher by S&P and
  comparable unrated
  securities***
--------------------------------------------
Foreign non-dollar bonds        up to 25%
  (currency exposure may be
  hedged or unhedged)
--------------------------------------------
Illiquid securities****         up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 30%
--------------------------------------------



   *  At time of purchase.


  ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


 *** Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


****  Percent of Fund's net assets applied at all times.

STRATEGIC BOND FUND

--------------------------------------------------------------------------------


The Strategic Bond Fund recently commenced operations and, therefore, has no investment performance record. However the Strategic Bond Fund's investment objectives, policies and strategies are substantially similar to those of the Manufacturers Investment Trust Strategic Bond Trust, which was managed by Steven Guterman, Executive Vice President of the Sub-adviser. The chart herein shows the historical performance for Manufacturers Investment Trust Strategic Bond Trust net of fees and expenses. The inception date of the Manufacturers Investment Trust Strategic Bond Trust was February 24, 1993. During Mr. Guterman's tenure as portfolio manager of the Manufacturers Investment Trust Strategic Bond Trust from its inception to May 1998, he was primarily responsible for the day-to-day management of the Manufacturers Investment Trust Strategic Bond Trust, and no other person played a significant role in achieving the fund's performance.



The Strategic Bond Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Strategic Bond Fund are higher than the total fees incurred by the Manufacturers Investment Trust Strategic Bond Trust. Consequently, the performance results for the Manufacturers Investment Trust Strategic Bond Trust would have been lower if the Manufacturers Investment Trust Strategic Bond Trust had the same expenses as the Strategic Bond Fund. The performance of the Manufacturers Investment Trust Strategic Bond Trust has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE MANUFACTURERS INVESTMENT TRUST STRATEGIC BOND TRUST WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE STRATEGIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE STRATEGIC BOND FUND ITSELF.



  AVERAGE ANNUAL TOTAL RETURN OF MANUFACTURERS INVESTMENT TRUST STRATEGIC BOND
                                     TRUST



-------------------------------------------------------------
       1 YEAR                5 YEAR         SINCE INCEPTION
-------------------------------------------------------------
       13.19%                9.62%               9.54%
-------------------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE FEBRUARY 24, 1993


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Strategic Bond Fund is likely to differ from the Manufacturers Investment Trust Strategic Bond Fund Trust in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Strategic Bond Fund may vary from those of the Manufacturers Investment Trust Strategic Bond Trust.

DOMESTIC BOND FUND

Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS
                     PRIMARILY IN INVESTMENT
                     GRADE FIXED INCOME
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.

INVESTMENT OBJECTIVE


Seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed income securities and other income producing securities.


INVESTMENT RISK


The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the investments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.


We follow the guidelines listed below for making the primary investments for the Fund.


                                 Percent of
                                Fund's Total
      Fund Investments            Assets*
---------------------------------------------
Investment grade U.S.           at least 65%
  corporate fixed income
  securities rated at least A
  by Moody's or S&P**, and
  securities issued or
  guaranteed by the U.S.
  Government***, Yankee
  bonds, asset backed bonds,
  mortgage backed bonds,
  interest bearing short term
  investments such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
---------------------------------------------
Non-U.S. investment grade       up to 35%
  intermediate and long-term
  corporate fixed income
  securities rated at least A
  by Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities****, securities
  issued or guaranteed by the
  Canadian Government,
  interest bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
---------------------------------------------
Other fixed income securities   up to 25%
  Corporate bonds rated less
  than A by Moody's or S&P,
  mortgage-related
  securities, high yield,
  high risk, bonds
---------------------------------------------
Rule 144A securities (liquid)   up to 15%
---------------------------------------------
Illiquid Securities******       up to 15%
---------------------------------------------


     *At time of purchase.

    **The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   ***U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency.


  ****The Fund currently intends to limit these investments to no more than 20% of its total assets.


 *****No minimum rating requirement applies.
      Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


******Percent of Fund's net assets applied at all times.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

DOMESTIC BOND FUND

--------------------------------------------------------------------------------


The Domestic Bond Fund recently commenced operations and, therefore, has no investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies will be substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart herein shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Domestic Bond Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Domestic Bond Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund.



The performance of the Sub-adviser Composite has been calculated in accordance with performance presentation standards of the Association for Investment Management and Research ("AIMR"). The AIMR method of calculating performance is different from SEC performance standards, which are described under "Performance and Yield Information" in the Statement of Additional Information. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE DOMESTIC BOND FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                            OF SUB-ADVISER COMPOSITE



-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
        9.12%                6.61%               9.12%
-------------------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Domestic Bond Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly the portfolio holdings of the Domestic Bond Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the Domestic Bond Fund may vary from that of the Sub-adviser Composite.

CORE BOND FUND



Fact Sheet



-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN CONSISTENT WITH
                     CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN
                     MEDIUM TO HIGH QUALITY FIXED
                     INCOME SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGER



Roger E. Hahn, CFA, serves as the Fund's portfolio manager and is assisted by Craig A. Mitchell, CFA, James J. Roth and Leon A. Olver. Mr. Hahn, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Hahn was with American General Corporation from 1983 to April 1998, where he was responsible for portfolio management and asset/liability management. Mr. Mitchell, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998 and American General Corporation in May 1995. From July 1992 to April 1995, Mr. Mitchell served as Assistant Portfolio Manager and, subsequently, Portfolio Manager at Providian Corporation. Mr. Roth, Vice President, Fixed Income Trading, joined the Sub-adviser in April 1998. Previously, Mr. Roth was Senior Portfolio Manager at American General Corporation from August 1994 to March 1998. Prior to that, Mr. Roth was National Sales Manager, Department of Capital Markets, with the Resolution Trust Corporation from February 1994 to July 1994 and Capital Markets Specialist from June 1991 to January 1994. Leon A. Olver, Vice President and Investment Officer for the Series Company, has been with the Sub-adviser since April 1998. As Portfolio Manager for the Sub-adviser, Mr. Olver is responsible for portfolio management of domestic fixed income assets. Mr. Olver has been with VALIC since June 1995 and was with First Heights Bank as manager of research and analysis from May 1991 to June 1995.



INVESTMENT OBJECTIVE



Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.



INVESTMENT RISK



The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the Fund's investments to be worth less than what the Fund paid for them. For a discussion of these risks see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.



We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
    Fund Investments             Assets*
-----------------------------------------------
Investment grade           up to 100%
  intermediate and long-
  term corporate fixed
  income securities rated
  at least Baa3 by
  Moody's or BBB- by
  S&P** or of comparable
  quality, Eurodollar
  fixed income
  securities***,
  securities issued or
  guaranteed by the U.S.
  Government****, or the
  Canadian Government,
  interest bearing
  short-term investments,
  such as commercial
  paper, bankers'
  acceptances, bank
  certificates of deposit
  and other cash
  equivalents and cash
-----------------------------------------------
Other fixed income         up to 10%
  securities
  corporate bonds rated
  below Baa3 by Moody's
  and BBB- by S&P*****
-----------------------------------------------
Illiquid securities******  up to 15%
-----------------------------------------------
Rule 144A securities       up to 30%
  (liquid)
-----------------------------------------------



     * At time of purchase.


    ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   *** The Fund currently intends to limit these investments to no more than 20% of its total assets.


  **** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency.


 ***** Commonly referred to as high yield, high risk, junk or below investment grade bonds.


****** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

CORE BOND FUND

--------------------------------------------------------------------------------


The Core Bond Fund recently commenced operations and, therefore, has no investment performance record. However, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to a separately managed account of the Sub-adviser (Separately Managed Account). The chart herein shows the historical investment performance for the Sub-adviser's Separately Managed Account which was managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Core Bond Fund. The performance presented is net of management fees (after expense reimbursements) charged by the Core Bond Fund. No other fees and expenses were incurred by the Separately Managed Account. The inception date of the Separately Managed Account was November 1, 1948. The Sub-adviser manages no other accounts or funds with investment objectives, policies and strategies that are substantially similar to those of the Core Bond Fund.



The Separately Managed Account was not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Separately Managed Account had been subject to the requirements imposed on registered mutual funds, its performance might have been lower.



The performance of the Separately Managed Account has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE SUB-ADVISER'S SEPARATELY MANAGED ACCOUNT WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE CORE BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE CORE BOND FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                             SUB-ADVISER COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         11.79%           7.00%            9.35%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Core Bond Fund is likely to differ from the Sub-adviser's Separately Managed Account in size, cash flow patterns and certain tax matters. Accordingly the portfolio holdings and performance of the Core Bond Fund may vary from those of the Sub-adviser's Separately Managed Account.

MONEY MARKET FUND

Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENTS
                     IN SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER


Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC and as Portfolio Manager of the American General Series Portfolio Company Money Market Fund ("AGSPC Money Market Fund").


INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK

The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY


The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's total assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.


The investments this Fund may buy include:

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements

  - Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

  - Asset-backed securities

  - Loan participations

  - Adjustable rate securities


  - Illiquid and restricted securities*



  - Rule 144A securities (liquid)

---------------

*Limited to 10% of the Fund's net assets at all times


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MONEY MARKET FUND

--------------------------------------------------------------------------------


The Money Market Fund recently commenced operations and, therefore, has no investment performance record. However, the Money Market Fund's investment objectives, policies and strategies are substantially similar to those of the AGSPC Money Market Fund and it is managed by VALIC in substantially the same manner and by the same individuals as the AGSPC Money Market Fund. The chart herein shows the historical investment performance for the AGSPC Money Market Fund for the period of April 1, 1988 through March 31, 1998, net of AGSPC Money Market Fund's fees and expenses. The inception date for the AGSPC Money Market Fund was December 16, 1985.



The AGSPC Money Market Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Money Market Fund are higher than the total fees incurred by the AGSPC Money Market Fund. Consequently, the performance results for the AGSPC Money Market Fund would have been lower if the AGSPC Money Market Fund had the same expenses as the Money Market Fund. The performance of the AGSPC Money Market Fund has been calculated in accordance SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC MONEY MARKET FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MONEY MARKET FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MONEY MARKET FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                           OF AGSPC MONEY MARKET FUND



-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------



                     VALUE AT MONTHLY INTERVALS OF $10,000


                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PERFORMANCE PRESENTED ABOVE DOES NOT REFLECT INSURANCE COMPANY SEPARATE ACCOUNT FEES AND EXPENSES. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Money Market Fund is likely to differ from the AGSPC Money Market Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Money Market Fund may vary from those of the AGSPC Money Market Fund.

GROWTH LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER


The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994.


INVESTMENT OBJECTIVE


Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer.


INVESTMENT RISK


The Fund is a "non-diversified" investment company under the 1940 Act, which means that the Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. However, in accordance with the requirements of Subchapter M of the Code, the Fund will limit its investments so that at the end of each quarter not more than 25% of its total assets will be invested in a single issuer and investments representing over 5% of total assets in one issuer will not exceed 50% of the Fund's total assets. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described herein, there should not be any sudden large-scale changes in the Fund's asset allocations.


The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY


Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities    25%-35%
Small Capitalization Equity
  Securities                       15%-25%
Medium Capitalization Equity
  Securities                       10%-20%
Large Capitalization Equity
  Securities                       25%-35%
Bonds                               5%-15%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective.

GROWTH LIFESTYLE FUND

--------------------------------------------------------------------------------


We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.


We intend to allocate the Fund's assets among the Series Company Funds as follows:


American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER


The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994.


INVESTMENT OBJECTIVE


Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund.


INVESTMENT RISK


The Fund is a "non-diversified" investment company under the 1940 Act, which means that the Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. However, in accordance with the requirements of Subchapter M of the Code, the Fund will limit its investments so that at the end of each quarter not more than 25% of its total assets will be invested in a single issuer and investments representing over 5% of total assets in one issuer will not exceed 50% of the Fund's total assets. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.


The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY


Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities    10%-20%
Small Capitalization Equity
  Securities                       10%-20%
Medium Capitalization Equity
  Securities                       10%-20%
Large Capitalization Equity
  Securities                       25%-30%
Bonds                              20%-30%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to

MODERATE GROWTH LIFESTYLE FUND

--------------------------------------------------------------------------------


represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.


We intend to allocate the Fund's assets among the Series Company Funds as follows:


American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER


The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994.


INVESTMENT OBJECTIVE


Seeks current income and low to moderate growth of capital through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.


INVESTMENT RISK


The Fund is a "non-diversified" investment company under the 1940 Act, which means that the Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. However, in accordance with the requirements of Subchapter M of the Code, the Fund will limit its investments so that at the end of each quarter not more than 25% of its total assets will be invested in a single issuer and investments representing over 5% of total assets in one issuer will not exceed 50% of the Fund's total assets. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.


The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying objectives.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY


Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities     5%-15%
Small Capitalization Equity
  Securities                        5%-15%
Medium Capitalization Equity
  Securities                        5%-15%
Large Capitalization Equity
  Securities                       25%-35%
Bonds                              30%-50%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target

CONSERVATIVE GROWTH LIFESTYLE FUND

--------------------------------------------------------------------------------


investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.


We intend to allocate the Fund's assets among the Series Company Funds as follows:


American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------


EQUITY SECURITIES



Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own a equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.



Stocks are one type of equity security. Generally, there are three types of stocks:


Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.


All of the Funds except the Lifestyle Funds, the Money Market Fund, the Core Bond Fund and the Domestic Bond Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.



Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities such as ADRs, GDRs and EDRs. More information about these equity securities is set forth herein or contained in the Statement of Additional Information.



FIXED INCOME SECURITIES



Fixed income securities include a broad array of short, medium and long term obligations, including notes and bonds. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.



Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds and below investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.


Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more). Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.


Bonds that are unrated or rated below Baa3 by Moody's or BBB- by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. See "A Word about Risk -- Risks Associated with Lower Rated Fixed Income Securities" herein.



For example, a projected economic downturn or the possibility of an increase in interest rates may affect prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the


ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information
about BONDS AND RATINGS
OF BONDS, see the
Statement of Additional
Information.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

--------------------------------------------------------------------------------


secondary trading market for lower rated bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower rated portfolio securities.



VALIC and the Sub-advisers will not necessarily dispose of a bond when its ratings are down graded to below investment grade.


ASSET-BACKED SECURITIES

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

LOAN PARTICIPATIONS

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.


All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.


VARIABLE AMOUNT DEMAND MASTER NOTES


The Mid Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.


STRUCTURED SECURITIES

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.


The Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in structured securities.


REAL ESTATE SECURITIES

All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.


A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. For more information about Rule 144A securities and the Fund's investment limitations see the Statement of Additional Information. Excluded from the Fund's investment limitations however, are any Rule 144A securities which have been determined to be liquid by the Board of Trustees, VALIC or the Sub-adviser pursuant to Board approved guidelines. These investments can be very risky because the Fund's ability to sell a restricted security is very limited and Rule 144A securities deemed to be illiquid will have the effect of increasing the amount of the Fund's investments illiquid securities.


For more information
about LOAN PARTICIPANTS
see the Statement
of Additional Information.

For more information
about ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional
Information.

For more information
about REAL ESTATE
SECURITIES, see the Statement
of Additional Information.

--------------------------------------------------------------------------------


All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them.


DEPOSITORY RECEIPTS

All of the Funds in this prospectus, except the Lifestyle Funds, may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank.


EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the MidCap Value Fund may invest in EDRs and/or GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.


INVESTMENT FUNDS

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.

FOREIGN CURRENCY


All of the Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.



The Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.


WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.


All of the Funds, other than the Lifestyle Funds, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.


MONEY MARKET SECURITIES


All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.


These high quality money market securities may include:

  - Cash and cash equivalents

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

INVESTMENT COMPANIES


The Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.




For more information on put
and call options AND FINANCIAL
FUTURES CONTRACTS AND OPTIONS, see
the Statement of Additional
information.

For more information
about WHEN-ISSUED SECURITIES,
see the Statement
of Additional Information.

For more information about
MONEY MARKET SECURITIES OF
FOREIGN ISSUERS the Funds
may purchase, see the
Statement of Additional
Information.

For more information
about FOREIGN CURRENCY
EXCHANGE TRANSACTIONS, see
the Statement of
Additional Information.

--------------------------------------------------------------------------------


DERIVATIVES


Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.


The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may buy and sell derivatives, such as futures and/or options.


Options

An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option

For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.


On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before it expires, you must sell to Mr. Smith 10 shares of stock X at $25.00 per share.


Put Option

Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.


All of the Funds except the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund, and the International Growth Fund may invest in one or more of the following types of futures and options:



  - Write (sell) exchange traded covered put and call options on securities and stock indices.


  - Purchase exchange traded put and call options on securities and stock indices.

  - Purchase and sell exchange traded financial futures contracts.


  - Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.



  - Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.


The International Value Fund, the Large Cap Value Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.


The Small Cap Value Fund and the Small Cap Growth Fund may enter into swap agreements.


WARRANTS AND RIGHTS

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.


The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic


For more information about
SWAP AGREEMENTS, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------


Bond Fund, the Core Bond Fund and the Small Cap Growth Fund are authorized to use warrants or rights.


REPURCHASE AGREEMENTS


A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.


The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are five basic types of investment risk you may be subject to:

  - Market Risk

  - Credit (Financial) Risk

  - Interest Rate Risk

  - Risk Associated with Foreign Securities

  - Manager Risk (Lifestyle Funds only)


Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks, including manager risk, is discussed below.


Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on VALIC's and/or a Sub-adviser's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.


Certain of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings herein. All bonds with these ratings are considered to have adequate ability to pay interest and principal.



All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.



Risks Associated with Lower Rated Fixed Income Securities



Certain of the Funds also may purchase fixed income securities that are rated below investment grade. Fixed income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed income securities rated as investment grade.



The lower rated but higher yielding fixed income securities purchased by the Funds may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor a Sub-adviser relies on in evaluating lower-rated fixed income securities. The analysis by the Sub-adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. The Sub-adviser also may consider relative values based on anticipated cash flow, interest or


For more information about
REPURCHASE AGREEMENTS, see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES AND EMERGING
MARKETS, see the Statement
of Additional Information.

--------------------------------------------------------------------------------


dividend coverage, balance sheet analysis, and earnings prospects.



The market for lower rated fixed income securities is relatively new and until recently its growth has paralleled a long economic expansion. Past experience, therefore, may not provide an accurate indication of future performance of this market, particularly during an economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on the ability of the issuers to pay principal and interest, meet projected business goals, and obtain additional financing. These circumstances also may result in a higher incidence of defaults compared to higher rated securities. As a result, adverse changes in economic conditions and increases in interest rates may adversely affect the market for lower rated fixed income securities, the value of such securities in a Fund's portfolio, and, therefore, the Fund's net asset value. As a result, investment in such Fund is more speculative than investment in a fund that invests primarily in higher rated fixed income securities.



Although certain Funds intend generally to purchase lower rated securities that have secondary markets, these markets may be less liquid and less active than markets for higher rated securities. These factors may limit the ability of a Fund to sell lower rated securities at their expected value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated fixed income securities, especially in a thinly traded market. If market quotations are not readily available for the Fund's lower rated or nonrated securities, these securities will be valued by a method the Sub-adviser believes accurately reflects fair value. Judgment plays a greater role in valuing lower rated fixed income securities than it does in valuing securities for which more extensive quotations and last sale information are available.



See the Appendix to the prospectus for a description for corporate bond ratings.


Interest Rate Risk


Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the Fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.


Manager Risk

The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the underlying Funds may fail to execute the underlying Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.

Risk Associated with Foreign Securities


Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs, EDRs and GDRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.


Among the principal risks of owning foreign securities:

Political risk -- the chance of a change in government and the assets of the company being taken away.

--------------------------------------------------------------------------------

Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments.

These limits are determined by the Fund's investment objectives and risk level.


Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.


Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

Lending Portfolio Securities

Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by VALIC and authorized by the Board of Trustees.

For more information about
LENDING PORTFOLIO SECURITIES, see
the Statement of Additional Information.

For more information about
INVESTMENT LIMITATIONS, see the
Statement of Additional
Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC, and its affiliates, or employee thrift plans maintained by VALIC or American General Corporation.

The Series Company was organized on May 6, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share.


The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares of the Series Company may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.


The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.


As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify which Funds you want the separate account to invest your money in. The separate account, in turn, buys the shares of the Funds according to your instructions. Share certificates are not available. See your contract prospectus for more information on the separate account associated with your contract.


When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions.


None of the Funds currently foresees any disadvantages to participants arising out of the fact that it may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of any Fund to any separate account or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.


As distributor, VAMCO sells shares of the Funds to the separate accounts. VAMCO is a wholly owned subsidiary of VALIC and acts as a distributor under an agreement it has with the Series Company. VAMCO does not charge the Series Company or the separate accounts for its services. Also, VAMCO is not required to sell a minimum number of shares to the separate accounts.


VAMCO sends orders to buy, sell or transfer shares to the Series Company's transfer agent daily. The price of any share affected by the request is the next net asset value calculated after the order is received.


For more information on how to participate, see your contract prospectus.

NET ASSET VALUE OF THE SERIES COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:


Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the Fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE


---------------


* The Series Company uses the fair market value of a Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.


If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

THE VARIABLE ANNUITY
MARKETING COMPANY
(VAMCO) acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)


Through the Distributor, the separate accounts send orders to the Series Company to buy, sell, or transfer shares based on requests received from participants.



ADMINISTRATIVE SERVICE AGREEMENT



The Series Company has entered into an Administrative Service Agreement ("Service Agreement") with VALIC for the provision of recordkeeping and shareholder services to retirement and employee benefit plans. Under the terms of the Service Agreement, the Series Company pays VALIC monthly, a fee equal to 0.25% of the aggregate net asset value of each Fund, other than the Lifestyle Funds, on an annual basis. Under the Service Agreement, VALIC provides recordkeeping services, including the establishment and maintenance of plan and participant accounts and records; participant services, including the provision of customer service representatives to respond to participant inquiries and process telephone transactions; and plan services, including the production of plan documentation and summary plan descriptions. Fees paid under the Service Agreement may be for shareholder service and the maintenance of accounts and, therefore, may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.


DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income


Net investment income generally includes stock dividends received and bond interest earned less expenses paid by a Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. Each Fund, except the Money Market Fund pays dividends quarterly. The Money Market Fund pays dividends daily.


Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.


The Lifestyle Funds are "non-diversified" under the 1940 Act, which means that the Lifestyle Funds are not limited in the proportion of their assets that may be invested in the securities of a single issuer. However, in accordance with the requirements of Subchapter M of the Code, the Lifestyle Funds will limit their investments so that at the end of each quarter not more than 25% of their total assets will be invested in a single issuer and investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of a Lifestyle Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.


Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant, you vote on these matters indirectly by voting your units. The way you vote your units as a participant depends on your contract. See your contract prospectus for specific details.

When a matter comes up for vote, the separate account will vote its shares in the same proportion

See the Statement of
Additional information and
your contract prospectus for
further tax discussions. You
should also consult your tax
advisor before investing.

--------------------------------------------------------------------------------

as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.

Controlling Shareholder


VALIC, as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.


Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  - to approve certain agreements as required by the 1940 Act;

  - to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  - to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

Shareholder Communications

The Series Company will assist in shareholder communications.

YEAR 2000 RISKS


VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.



These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation. VALIC expects to complete the forgoing activities for all critical business systems relevant to the Series Company by December 1998. Accordingly, VALIC has no contingency plans because any open Year 2000 issues may be addressed in 1999.



In addition, the Series Company and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.



Through June 30, 1998 VALIC has incurred and expensed $13 million (pretax) related to Year 2000 readiness, including $6.5 million incurred during the first six months of 1998. VALIC currently anticipates that it will incur future costs of $3 million (pretax) for additional internal staff, third party vendors, and other expenses to achieve Year 2000 readiness.



Due to the magnitude and complexity of this project, risks and uncertainties exist. If conversion of VALIC's systems is not completed on a timely basis (due to non-performance by significant third-party vendors or other unforeseen circumstances), or if significant third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series Company.


REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to contract owners or participants. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number / address found on the cover page of this prospectus.

APPENDIX -- DESCRIPTION OF BOND RATINGS

--------------------------------------------------------------------------------


MOODY'S INVESTORS SERVICE



Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Nonrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



Should no rating be assigned, the reason may be one of the following:



1. An application for rating was not received or accepted.



2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.



3. There is a lack of essential data pertaining to the issue or issuer.



4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.



STANDARD & POOR'S CORPORATION



AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.



AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.



A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



CI: The rating CI is reserved for income bonds on which no interest is being paid.



D: Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.



Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.



PREFERRED STOCK RATINGS



Both Moody's and Standard & Poor's use the same designations for corporate bonds as they do for preferred stock, except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality distinctions are comparable to those described above for corporate bonds.

APPENDIX -- DESCRIPTION OF COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------


A AND PRIME COMMERCIAL PAPER RATINGS.



Commercial paper rated A by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although, in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S&P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.



Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3 are designated Higher Quality and High Quality, respectively.

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

--------------------------------------------------------------------------------


  Please send me a free copy of the Statement of Additional Information for American General Series Portfolio Company 3.

  Name: ---------------------------------------------------  GA #:-------------------------------------------------

  Address:                                                   Policy #:----------------------------------------------
  -------------------------------------------------

-----------------------------------------------------------
  Social Security Number: --------------------------------
-----------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


INVESTMENT ADVISER:


The Variable Annuity Life Insurance Company


2929 Allen Parkway


Houston, Texas 77019



INVESTMENT SUB-ADVISERS:


American General Investment Management, L.P.


2929 Allen Parkway


Houston, Texas 71019



Bankers Trust Company


130 Liberty St.


New York, New York 10006



Brown Capital Management, Inc.


809 Cathedral Street


Baltimore, Maryland 21201



Capital Guardian Trust Company


333 South Hope Street


Los Angeles, California 90071



Fiduciary Management Associates, Inc.


55 West Monroe Street


Suite 2550


Chicago, Illinois 60603



Goldman Sachs Asset Management


One New York Plaza


New York, New York 10004



J.P. Morgan Investment Management Inc.


522 Fifth Avenue


New York, New York 10036


Jacobs Asset Management


200 East Broward Boulevard


Suite 1920


Fort Lauderdale, Florida 33301


Neuberger&Berman Management Inc.


605 Third Avenue


Second Floor


New York, New York 10158-0180


State Street Global Advisors


2 International Place


Boston, Massachusetts 02110


DISTRIBUTOR:


The Variable Annuity Marketing Company


2929 Allen Parkway


Houston, TX 77019


CUSTODIAN:


State Street Bank and Trust Company


225 Franklin Street


Boston, Massachusetts 02110


INDEPENDENT AUDITORS:


Ernst & Young LLP


1221 McKinney Street


Houston, Texas 77010


TRANSFER AND SHAREHOLDER SERVICE AGENT:


The Variable Annuity Life Insurance Company


2929 Allen Parkway


Houston, Texas 77019



                             TRUSTEES AND OFFICERS



        TRUSTEES            OFFICERS
        --------            --------
Judith L. Craven            Thomas L. West, Jr.        Chairman
Timothy J. Ebner            John A. Graf               President
Gustavo E. Gonzales, Jr.    Craig R. Rodby             Vice Chairman
John A. Graf                Michael G. Atnip           Executive Vice President
Norman Hackerman            Joe C. Osborne             Executive Vice President
John William Lancaster      Peter V. Tuters            Senior Investment Officer
Ben H. Love                 Teresa S. Moro             Vice President and Investment Officer
John E. Maupin, Jr.         William Trimbur, Jr.       Vice President and Investment Officer
F. Robert Paulsen           Brent C. Nelson            Vice President
Craig R. Rodby              Cynthia A. Toles           Vice President and Secretary
R. Miller Upton             Nori L. Gabert             Vice President and Assistant Secretary
Thomas L. West, Jr.         Maruti D. More             Vice President-Investments
                            Gregory R. Seward          Treasurer
                            Kathryn A. Pearce          Controller
                            Cynthia A. Gibbons         Assistant Vice President
                            Jaime M. Sepulveda         Assistant Treasurer
                            Donna L. Hathaway          Assistant Controller
                            Earl E. Allen, Jr.         Assistant Treasurer



Printed Matter


Printed in U.S.A.


VA 10832 VER. 7/98                                          Recycled Paper  LOGO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there by any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.




                             SUBJECT TO COMPLETION


PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 2, 1998


                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3


                   AMERICAN GENERAL INTERNATIONAL GROWTH FUND

                       AMERICAN GENERAL LARGE CAP GROWTH
                      AMERICAN GENERAL MID CAP GROWTH FUND
                     AMERICAN GENERAL SMALL CAP GROWTH FUND
                   AMERICAN GENERAL INTERNATIONAL VALUE FUND
                     AMERICAN GENERAL LARGE CAP VALUE FUND
                      AMERICAN GENERAL MID CAP VALUE FUND
                     AMERICAN GENERAL SMALL CAP VALUE FUND
                   AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
                         AMERICAN GENERAL BALANCED FUND

                     AMERICAN GENERAL HIGH YIELD BOND FUND


                      AMERICAN GENERAL STRATEGIC BOND FUND

                      AMERICAN GENERAL DOMESTIC BOND FUND

                        AMERICAN GENERAL CORE BOND FUND

                       AMERICAN GENERAL MONEY MARKET FUND
                     AMERICAN GENERAL GROWTH LIFESTYLE FUND
                AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND
              AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND
      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                     PART B


                               SEPTEMBER   , 1998



This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for American General Series Portfolio Company 3 (the "Series Company"). It should be read in conjunction with the Prospectus. The Statement of Additional Information and the related
Prospectus are dated September   , 1998. For an individual interested in a
variable annuity contract issued by The Variable Annuity Life Insurance Company ("VALIC") a Prospectus may be obtained by calling 1-800-44-VALIC or writing the Series Company or The Variable Annuity Marketing Company ("VAMCO") at 2929 Allen Parkway, Houston, Texas 77019. Shares in the Series Company are available to the public only through the purchase of certain variable annuity contracts or variable life insurance policies issued and employee thrift plans maintained by VALIC and its affiliates.



                                  DO NOT COPY

                               TABLE OF CONTENTS


General Information and History.............................     4
Performance and Yield Information...........................     4
  Average Annual Total Return...............................     4
  Portfolio Total Return....................................     5
  Index Total Return........................................     5
  Seven Day Yields..........................................     5
  30 Day Current Yield......................................     5
  Seven Day Yields..........................................     5
  Performance Returns of Certain Other Investment Companies
     and Private Accounts...................................     6
Investment Restrictions.....................................     8
  American General International Growth Fund................     8
  American General Large Cap Growth Fund....................     9
  American General Mid Cap Growth Fund......................    10
  American General Small Cap Growth Fund....................    11
  American General International Value Fund.................    12
  American General Large Cap Value Fund.....................    13
  American General Mid Cap Value Fund.......................    14
  American General Small Cap Value Fund.....................    15
  American General Socially Responsible Fund................    16
  American General Balanced Fund............................    17
  American General High Yield Bond Fund.....................    18
  American General Strategic Bond Fund......................    18
  American General Core Bond Fund...........................    18
  American General Domestic Bond Fund.......................    20
  American General Money Market Fund........................    21
  American General Growth Lifestyle Fund....................    22
  American General Moderate Growth Lifestyle Fund...........    22
  American General Conservative Growth Lifestyle Fund.......    22
Investment Practices........................................    22
  Repurchase Agreements.....................................    22
  Lending Portfolio Securities..............................    23
  Reverse Repurchase Agreements.............................    24
  Convertible Securities....................................    24
  Foreign Securities........................................    24
  International Bonds.......................................    25
  Emerging Markets..........................................    25
  Foreign Currency Exchange Transactions....................    26
  Standard and Poor's Depository Receipts...................    26
  When-Issued Securities....................................    26
  Fixed Income Securities...................................    27
  Lower Rated Fixed Income Securities.......................    27
  Zero Coupon Bonds.........................................    28
  Real Estate Securities and Real Estate Investment
     Trusts.................................................    28
  Warrants..................................................    28
  Swap Agreements...........................................    29
  Eurodollar Obligations....................................    29
  Asset-Backed Securities...................................    29
  Mortgage-Backed Securities................................    30
  Loan Participations.......................................    30
  Adjustable Rate Securities................................    30
  Illiquid Securities.......................................    31

  Rule 144A Securities......................................    31
  Options on Securities and Securities Indices..............    32
  Writing Covered Call and Put Options and Purchasing Call
     and Put Options........................................    33
  Financial Futures Contracts...............................    35
  Options on Financial Futures Contracts....................    36
  Certain Additional Risks of Options and Financial Futures
     Contracts..............................................    36
  Limitations...............................................    38
  Short Sales and Short Sales Against the Box...............    38
  Money Market Securities of Foreign Issuers................    38
Investment Adviser..........................................    39
Investment Sub-Advisers.....................................    40
Portfolio Transactions and Brokerage........................    42
Offering, Purchase, and Redemption of Fund Shares...........    44
Determination of Net Asset Value............................    45
Calculation of Yield for the Money Market Fund..............    46
Taxation....................................................    47
  General...................................................    47
  Section 817(h) of the Code................................    50
Other Information...........................................    51
  Shareholder Reports.......................................    51
  Voting and Other Rights...................................    51
  Custody of Assets.........................................    51
  Independent Auditors......................................    52
Trustees and Officers.......................................    52
Financial Statements........................................    57

                        GENERAL INFORMATION AND HISTORY

     American General Series Portfolio Company 3 (the "Series Company") was organized as a Delaware business trust on May 6, 1998 by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to an Investment Advisory Agreement with the Series Company and subject to the authority of the Series Company's Board of Trustees, VALIC serves as the Series Company's investment adviser and conducts the business and affairs of the Series Company. Additionally, VALIC has engaged investment sub-advisers to provide investment sub-advisory services for each Fund other than the American General Socially Responsible Fund, the American General Money Market Fund, the American General Conservative Growth Lifestyle Fund, the American General Moderate Growth Lifestyle Fund and the American General Growth Lifestyle Fund, subject to VALIC's control, direction and supervision. The Series Company consists of eighteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.

     The Series Company issues shares of interest of each Fund to registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity or variable life contracts (the "Contracts"). Currently the Series Company acts as an investment vehicle for assets of VALIC's Separate Account, a unit investment trust registered as an investment company under the 1940 Act. Additionally, retirement plans maintained by VALIC and American General Corporation may own shares of certain of the Funds.


     The Series Company and VALIC have Codes of Ethics which establish for their officers, directors or trustees, and certain employees procedures and restrictions as to those individual's personal investment trading activities.


                       PERFORMANCE AND YIELD INFORMATION


     The Funds have not commenced operations and, therefore, have no performance. Accordingly, the performance information for each Fund included in the Prospectus is the performance of either: (i) a mutual fund with similar investment objectives, policies and strategies as the Fund that is currently managed by the same individuals; (ii) an unregistered discretionary account of the Sub-adviser with similar investment objectives, policies and strategies that is managed by the same individuals; and/or (iii) a composite of such registered management investment companies or unregistered discretionary accounts. The inception date indicated is that of the other mutual fund, account or composite. See the Prospectus for detailed information relating to the mutual fund, unregistered discretionary account or composite.



     The total return of a Fund ("Average Annual Total Return"), is the total return of a Fund before expenses ("Portfolio Total Return"). The Series Company may compare Portfolio Total Return to the total return of the Fund's benchmark index ("Index Total Return"). The difference between Portfolio Total Return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from VALIC or the Sub-adviser's investment selection) deviates from its benchmark's Index Total Return. If you invest in a Fund through an annuity contract, you should be aware that fund performance does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about Separate Account performance is available in the applicable contract prospectus.


AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception of the Fund, are calculated according to the following formula:

                                P (1+T)(n) = ERV

     Where:

                 P     = A hypothetical initial Purchase Payment of $1,000.
                 T     = Average annual total return.
                 n     = Number of years.
                 ERV =   Ending redeemable value of a hypothetical $1,000 Purchase
                         Payment made at the beginning of the first period.

     Average Annual Total Return reflects the deduction of Fund expenses and assumes that all dividends and distributions are reinvested when paid.

PORTFOLIO TOTAL RETURN

     Portfolio Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception are calculated by adding to the Average Total Annual Return (described above) the expenses of the Fund. Expenses of the Fund are calculated at the end of each Fund's fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.

INDEX TOTAL RETURN

     Index Total Return quotations for periods 1, 3, 5, and 10 years, or, since inception, are calculated by determining the percentage change in value of the benchmark index over the applicable period including reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component; if an expense component were included the return would be lower.

SEVEN DAY YIELDS

     The American General Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

        Seven Day Effective Yield = [(Base Period Return + 1)(365/7)-1]

30 DAY CURRENT YIELD


     The American General Domestic Bond Fund, the American General High Yield Bond Fund, the American General Strategic Bond Fund and the American General Core Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:


                           Yield = 2[(1 + NII )(6)-1]
                                    S X NAV

     Where:

                 NII  =    Net investment income (interest income, plus dividend
                           income, plus other income, less fund expenses.
                 S    =    Average daily shares outstanding.
                 NAV  =    Net asset value per share on the last day of the period.

PERFORMANCE RETURNS OF CERTAIN OTHER INVESTMENT COMPANIES AND PRIVATE ACCOUNTS*



                                 MARCH 31, 1998



                                                                                                  10 YEAR
                                                     INCEPTION                                   OR SINCE
                                                       DATE       1 YEAR    3 YEAR    5 YEAR   INCEPTION (A)
                                                     ---------    ------    ------    ------   -------------
AMERICAN GENERAL INTERNATIONAL GROWTH FUND             5/1/92
  Average Annual Total Return                                     10.14%    14.13%        --      12.33%
  Portfolio Total Return                                          10.85%    14.96%        --      13.28%
  Salomon Brothers Primary Market Index                           20.34%    10.92%        --       9.97%
AMERICAN GENERAL INTERNATIONAL GROWTH FUND            10/1/95
  Average Annual Return                                           17.85%        --        --      20.74%
  Portfolio Total Return                                          19.91%        --        --      22.84%
  Salomon Brothers Primary Market Index                           20.34%        --        --      13.68%
AMERICAN GENERAL LARGE CAP GROWTH                    11/11/91
  Average Annual Total Return                                     51.22%    35.03%    26.08%      22.95%
  Portfolio Total Return                                          52.12%    35.93%    26.98%      23.85%
  Russell 1000 Growth Index                                       48.32%    32.38%    21.96%      20.73%
AMERICAN GENERAL MID CAP GROWTH FUND                   1/1/93
  Average Annual Total Return                                     47.95%    30.62%    23.51%      21.86%
  Portfolio Total Return                                          48.26%    31.13%    24.09%      22.44%
  S&P Mid Cap 400 Index                                           49.00%    28.44%    19.51%      19.25%
AMERICAN GENERAL SMALL CAP GROWTH FUND                 9/1/94
  Average Annual Total Return                                     53.70%    33.56%        --      30.54%
  Portfolio Total Return                                          54.89%    34.95%        --      31.93%
  Russell 2000 Growth Index                                       41.17%    20.40%        --      12.94%
AMERICAN GENERAL INTERNATIONAL VALUE FUND             12/1/78
  Average Annual Total Return                                     24.02%    18.71%    14.85%      11.35%
  Portfolio Total Return                                          24.93%    19.59%    15.71%      12.18%
  Salomon Brothers Primary Market Index                           20.34%    10.92%    11.10%       5.34%
AMERICAN GENERAL LARGE CAP VALUE FUND                  8/1/92
  Average Annual Total Return                                     58.95%    36.98%    24.14%      24.04%
  Portfolio Total Return                                          59.33%    37.32%    24.44%      24.35%
  Russell 1000 Value Index                                        48.32%    32.38%    21.96%      20.73%
AMERICAN GENERAL MID CAP VALUE FUND                   1/20/75
  Average Annual Total Return                                     41.54%    31.07%    21.80%      17.95%
  Portfolio Total Return                                          42.35%    31.90%    22.66%      18.76%
  S&P Mid Cap 400 Index                                           49.00%    28.44%    19.51%      19.25%
AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND            10/2/89
  Average Annual Total Return                                     47.45%    12.76%    25.67%      19.02%
  Portfolio Total Return                                          48.01%    13.32%    26.30%      19.52%
  S&P 500 Index                                                   47.97%    32.81%    22.40%      18.94%
AMERICAN GENERAL BALANCED FUND                       12/31/74
  Average Annual Total Return                                     31.17%    27.63%    15.84%      14.44%
  Portfolio Total Return                                          31.88%    23.29%    16.48%      15.06%
  Benchmark(B)                                                    14.16%     8.07%     6.21%       8.50%
AMERICAN GENERAL STRATEGIC BOND FUND                  2/24/93
  Average Annual Total Return                                     13.19%    15.58%     9.62%       9.54%
  Portfolio Total Return                                          14.06%    16.47%    10.53%      10.45%
  Benchmark(C)                                                    12.00%     9.18%     6.99%       8.93%
AMERICAN GENERAL DOMESTIC BOND FUND                  12/31/72
  Average Annual Total Return                                     11.78%     9.13%     6.61%       9.12%
  Portfolio Total Return                                          12.17%     9.51%     6.98%       9.50%
  Benchmark(C)                                                    14.16%     8.07%     6.21%       8.50%
AMERICAN GENERAL CORE BOND FUND                       11/1/48
  Average Annual Total Return                                     11.79%     9.29%     7.00%       9.35%
  Portfolio Total Return                                              **        **        **          **
  Benchmark(C)                                                    12.00%     9.18%     6.97%       8.93%

                                                                                                  10 YEAR
                                                     INCEPTION                                   OR SINCE
                                                       DATE       1 YEAR    3 YEAR    5 YEAR   INCEPTION (A)
                                                     ---------    ------    ------    ------   -------------
AMERICAN GENERAL MONEY MARKET FUND                    1/16/86
  Average Annual Total Return                                      5.24%     5.20%     4.51%       5.42%
  Portfolio Total Return                                           5.87%     5.77%     5.14%       6.05%
  30-Day Certificate of Deposit Primary Offering
    Rate
    by New York City Banks                                         4.82%     4.73%     4.19%       5.25%


---------------


 * American General High Yield Bond Fund, American General Small Cap Value Fund, American General Growth Lifestyle Fund, American General Moderate Growth Lifestyle Fund and American General Conservative Growth Lifestyle Fund recently commenced operations. Accordingly, no performance for such Funds is available.



** Since the performance information for the American General Core Bond Fund is the performance of a managed account with which there were no fees and expenses other than the management fee there is no portfolio total return information.



(A) Amounts shown are returns for ten years or since inception if the fund has been in existence for less than ten years.



(B) Benchmark consists of the S&P 500 Index and the Lehman Brothers Government and Corporate Bond Index.



(C)   Benchmark consists of the Lehman Brothers Aggregate Index.

                            INVESTMENT RESTRICTIONS



     The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities. Also, certain of the Funds have non-fundamental investment restrictions, which may be changed by the Series Company's Board of Trustees without shareholder approval.



     Calculation of each Fund's total assets for compliance with any of the following fundamental or non-fundamental investment restrictions or any other investment restrictions set forth in the Series Company's Prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.



     The fundamental and, in certain cases, non-fundamental, investment restrictions of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid securities and borrowings apply at all times.



AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") INVESTMENT RESTRICTIONS



As a matter of fundamental policy, the International Growth Fund may not:



 (1) With respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (2) With respect to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (3) Invest more than 20% of its total assets in companies within a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. There are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies.



 (4) Make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements, or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or interpretations of the SEC.



 (5) Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's total assets valued at the lower of market or cost. If borrowings exceed 5% of the Fund's net assets, the Fund will not purchase additional securities.



 (6) Invest in physical commodities or contracts on physical commodities.



 (7) Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.



 (8) Underwrite the securities of other issuers.

 (9) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.



(10) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



     As a matter of non-fundamental policy, the International Growth Fund may not:



 (1) Invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than 3 years.



 (2) Purchase additional securities when borrowings exceed 5% of total assets.



 (3) Pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.



 (4) Invest in futures and/or options on futures.



 (5) Purchase on margin or sell short.



 (6) Invest more than an aggregate of 15% of the Fund's net assets in illiquid or restricted securities.



 (7) Invest for the purpose of exercising control over management of any company; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.


AMERICAN GENERAL LARGE CAP GROWTH FUND
("LARGE CAP GROWTH FUND") INVESTMENT
RESTRICTIONS


As a matter of fundamental policy, the Large Cap Growth Fund may not:


 (1) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.


 (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



 (3) Borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, but may not purchase additional securities if such borrowings exceed 5% of its total assets, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.


 (4) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable laws but not to exceed 33 1/3% of the Fund's total assets.

 (5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

 (6) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

 (7) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

 (8) Issue senior securities to the extent such issuance would violate applicable law.


 (9) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



     As a matter of non-fundamental policy, the Large Cap Growth Fund may not:



 (1) Invest in companies for the purpose of exercising control or management; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.



 (2) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.



 (3) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.



 (4) Make short sales of securities, except short sales against the box.


AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") INVESTMENT RESTRICTIONS


     As a matter of fundamental policy, the Mid Cap Growth Fund may not:



 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



 (3) Invest in the securities of any issuer if any of the officers, directors or trustees of the Series Company, VALIC or the Sub-adviser own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer.



 (4) Invest for the purpose of exercising control or management of another issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.


 (5) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things.

 (6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

 (7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions).



 (8) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)


 (9) Participate on a joint or joint and several basis in any trading account in securities.


(10) Make loans of money, except that the Fund may invest in repurchase agreements.


(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities.


(12) Invest more than 10% of the value of its net assets in illiquid securities.


(13) Issue senior securities, borrow money, or pledge its assets.


(14) Purchase foreign securities, except the Fund may invest up to 10% of total assets in foreign securities sold as American Depository Receipts.


(15) Write, purchase, or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options.

(16) Invest in restricted securities.


(17) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



(18) Make loans to other persons, except the Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.



(19) Borrow money, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.


AMERICAN GENERAL SMALL CAP GROWTH FUND
("SMALL CAP GROWTH FUND") INVESTMENT
RESTRICTIONS


As a matter of fundamental policy, the Small Cap Growth Fund may not:



 (1) Make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (2) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.


 (3) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.


 (4) Borrow money, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.


 (5) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

 (6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

 (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this policy shall not prohibit the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

 (8) Make loans to other persons, except in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.


 (9) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



     As a matter of non-fundamental policy, the Small Cap Growth Fund may not:



 (1) Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities.



 (2) Invest more than 15% of the Fund's net assets in illiquid securities.



AMERICAN GENERAL INTERNATIONAL VALUE FUND


("INTERNATIONAL VALUE FUND") INVESTMENT RESTRICTIONS



As a matter of fundamental policy, the International Value Fund may not:



 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.



 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. If borrowings exceed 5% of the Fund's net assets, the Fund will not purchase additional securities. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.



 (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


 (4) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.


 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.



 (8) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.


 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.


(10) Make loans to other persons, except that the Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.



(11) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



     As a matter of non-fundamental policy, the International Value Fund may not:



 (1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.


AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND") INVESTMENT RESTRICTIONS


As a matter of fundamental policy, the Large Cap Value Fund may not:



 (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



 (2) Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's total assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.


 (3) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.


 (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.


 (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

 (6) Purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in the Prospectus.


 (7) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

 (8) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restriction on disposition.

 (9) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

(10) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

(11) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.


(12) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



     As a matter of non-fundamental policy, the Large Cap Value Fund may not:



 (1) Purchase from or sell portfolio securities to its officers or trustees or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisers and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.



 (2) Invest more than 15% of the Fund's net assets in illiquid securities or restricted securities.



 (3) Make investments for the purpose of gaining control of an issuer's management.



AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND") INVESTMENT
RESTRICTIONS



As a matter of fundamental policy, the Mid Cap Value Fund may not:



 (1) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and
     (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 5% of total assets, the Fund will not purchase additional securities and if borrowings exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.


 (2) Purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For purposes of the limitations on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.


 (3) With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (4) Purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


 (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

 (6) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

 (7) Issue senior securities, except as permitted under the 1940 Act.

 (8) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.


 (9) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



     As a matter of non-fundamental policy, the Mid Cap Value Fund may not:



 (1) Purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.



 (2) Except for the purchase of debt securities and engaging in repurchase agreements, make any loans other than securities loans.



 (3) Purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.



 (4) Invest more than 10% of the value of its total assets in securities of foreign issuers, provided that the limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").



 (5) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.



AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") INVESTMENT RESTRICTIONS



As a matter of fundamental policy, the Small Cap Value Fund may not:



 (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the total Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's net assets, the Fund will not purchase additional securities.


(2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

(3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities and the securities of companies that deal in real estate).


(5) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.


(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.


(7) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



     As a matter of non-fundamental policy, the Small Cap Value Fund may not:



 (1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.


AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
("SOCIALLY RESPONSIBLE FUND") INVESTMENT
RESTRICTIONS


As a matter of fundamental policy, the Socially Responsible Fund may not:



 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.


 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emer-gency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. If borrowings exceed 5% of the Fund's net assets, the Fund will not purchase additional securities. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.



 (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


 (4) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.


 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.


 (8) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.


(10) Make loans to other persons, except that the Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.


(11) Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.


(12) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



     As a matter of non-fundamental policy, the Socially Responsible Fund may not:



 (1) Invest more than 10% of the Fund's net assets in illiquid and restricted securities.


AMERICAN GENERAL BALANCED FUND ("BALANCED FUND") INVESTMENT RESTRICTIONS


As a matter of fundamental policy, the Balanced Fund may not:



 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.



 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. If borrowings exceed 5% of the Fund's net assets, the Fund will not purchase additional securities. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.



 (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


 (4) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.


 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.



 (8) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.


 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.


(10) Make loans to other persons, except that the Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.



(11) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



     As a matter of non-fundamental policy, the Balanced Fund may not:



 (1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.



AMERICAN GENERAL HIGH YIELD BOND FUND ("HIGH YIELD BOND FUND"); AMERICAN GENERAL STRATEGIC BOND FUND ("STRATEGIC BOND FUND"); AND AMERICAN GENERAL CORE BOND FUND ("CORE BOND FUND") INVESTMENT RESTRICTIONS



As a matter of fundamental policy, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may not:



 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securi-ties, of any one issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.



 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of a Fund's total assets. If borrowings exceed 5% of a Fund's net assets, the Fund will not purchase additional securities. A Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.



 (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (4) Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.



 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.



 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. A Fund may use short-term credits when necessary to clear transactions.



 (8) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.



 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.



(10) Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of a Fund's total assets.



(11) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by a Fund but includes a Fund's pro rata portion of the securities and other assets owned by any such company.



     As a matter of non-fundamental policy, the High Yield Fund, the Strategic Bond Fund and the Core Bond Fund may not:



 (1) Invest more than 15% of a Fund's net assets in illiquid and restricted securities.

AMERICAN GENERAL DOMESTIC BOND FUND

("DOMESTIC BOND FUND") INVESTMENT
RESTRICTIONS


As a matter of fundamental policy, the Domestic Bond Fund may not:



 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.



 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. If borrowings exceed 5% of the Fund's net assets, the Fund will not purchase additional securities. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.



 (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


 (4) Acquire real estate, real estate contracts or real estate securities.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.


 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.



 (8) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.


 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.


(10) Make loans to other persons, except that the Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.



(11) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Domestic Bond Fund may not:



 (1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.


AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND") INVESTMENT RESTRICTIONS


As a matter of fundamental policy, the Money Market Fund may not:



 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.



 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. If borrowings exceed 5% of the Fund's net assets, the Fund will not purchase additional securities. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.



 (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


 (4) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.


 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.



 (8) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.


 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.


(10) Make loans to other persons, except that the Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.


(11) Purchase any security which matures more than 13 months from the date of purchase.

(12) Purchase or sell commodity contracts.

(13) Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.


(14) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



     As a matter of non-fundamental policy, the Money Market Fund may not:



 (1) Invest more than 10% of the Fund's net assets in illiquid and restricted securities.


AMERICAN GENERAL GROWTH LIFESTYLE FUND

("GROWTH LIFESTYLE FUND"); AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND"); AND AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND") INVESTMENT

RESTRICTIONS


As a matter of fundamental policy, the Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:


 (1) Issue senior securities.

 (2) Purchase any securities on margin, make short sales of securities or purchase or sell puts and calls, or combinations thereof.


 (3) Borrow money, except to the extent permitted by applicable law, and provided that the Fund may not purchase additional securities if borrowings exceed 5% of total assets.



 (4) Underwrite the securities of other issuers.



 (5) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which a Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.



 (6) Purchase or sell commodities or commodity contracts.



 (7) Invest directly in oil, gas, or other mineral exploration or development programs; provided, however, that the underlying mutual funds in which the Fund will invest may purchase the securities of companies engaged in such activities.



 (8) Purchase or retain any security other than shares of the underlying Series Company Funds if (i) one or more officers or trustees of the Series Company individually own or would own, directly or beneficially, more than 1/2 of 1 percent of the securities of such issuer and (ii) in the aggregate such persons own or would own more than 5% of such securities.



 (9) Make loans except by purchasing bonds, debentures or similar obligations which are either publicly distributed or customarily purchased by institutional investors.



(10) Invest in companies for the purpose of exercising control of management.



(11) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Series Company.



                              INVESTMENT PRACTICES


REPURCHASE AGREEMENTS


     Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Trustees. The underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs (Nationally Recognized Statistical Rating Organization) (except for the International Growth Fund, the International Value Fund, the Strategic Bond Fund and the High Yield Bond Fund which may utilize foreign money market securities) and the seller must be a well established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, often less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This result is a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.



     The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Series Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Trustees of the Series Company will evaluate the creditworthiness of all banks and broker-dealers with which the Series Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 10% of the value of that Fund's total assets (15% in the case of the International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund).


LENDING PORTFOLIO SECURITIES


     For purposes of realizing additional income, each Fund, except the Lifestyle Funds, may make secured loans of its portfolio securities. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company (the "Custodian"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. VALIC will monitor the activities of the Custodian as authorized by the Board of Trustees. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the Securities and Exchange Commission ("SEC"). While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.



     Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when the custodian, as monitored by VALIC, considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending

Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

REVERSE REPURCHASE AGREEMENTS


     Certain of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Those Funds that may enter into reverse repurchase agreements will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.


CONVERTIBLE SECURITIES

     Certain Funds may invest in convertible securities of foreign or domestic issues. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.


     To the extent that convertible securities are intended by a Fund to be equity securities, the following equity quality criteria typically are considered: industry prospects (growth rate, competitive pressures, supply/demand characteristics), market valuations (including price-to-book ratios, price-earnings ratios and return on equity), company profile (suppliers, competitors, end-users and customers), discretionary cash flow and quality of management. To the extent that convertible securities are intended by a Fund to be fixed income securities, the quality criteria typically applied by the Fund to investments in fixed income securities (i.e., Moody's and S&P ratings) are applied.


FOREIGN SECURITIES

     A foreign security is a security issued by an entity domiciled or incorporated outside of the United States.


     Included within the definition of foreign securities are the following depository receipts: American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). Depository receipts that are denominated in U.S. dollars are not considered foreign securities in determining compliance with the Mid Cap Value Fund's investment restrictions.



     ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. In addition, certain Funds may invest in other types of depositary securities such as international depository receipts, global de-pository shares, European depository shares and international depository shares.


     A Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).


     In addition, all the Funds, except the Lifestyle Funds, the Large Cap Growth Fund, the Large Cap Value Fund, and the Money Market Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.



INTERNATIONAL BONDS



     Certain Funds also may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Euro Bonds"). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. A Fund's investment in international bonds also may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between currencies of different nations, by exchange control regulations and by indigenous economic and political developments.


EMERGING MARKETS

     Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     A further risk is that the existence of national policies may restrict a Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS


     Foreign currency transactions used by certain of the Funds may be either:
(i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.


     A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

     The Large Cap Growth Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDR's"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P
500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Large Cap Growth Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

WHEN-ISSUED SECURITIES

     Each of the Funds except the Lifestyle Funds, the Money Market Fund and the Mid Cap Value Fund may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.


FIXED INCOME SECURITIES



     Fixed income securities are considered high quality if they are rated at least A by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High quality fixed income securities are considered to have a very strong capacity to pay principal and interest. Fixed income securities are considered investment grade if they are rated, for example, at least Baa by Moody's or BBB by S&P or their equivalents by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade fixed income securities are regarded as having an adequate capacity to pay principal and interest. Lower rated securities, for example, Ba by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.



     The maturity of fixed income securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of fixed income securities, while an increase in interest rates generally reduces their value.



LOWER RATED FIXED INCOME SECURITIES



     Issuers of lower rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.



     Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.



     A Fund may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.



     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.



     Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Sub-adviser will monitor the issuers of lower rated fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity within the parameters of the Fund's investment policies. The Sub-adviser will not necessarily dispose of a portfolio security when its ratings have been changed.


ZERO COUPON BONDS


     The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund, the US Core Bond Fund and the Domestic Bond Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


     The discount on zero coupon securities ("original issue discount") must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

     Each Fund other than the Lifestyle Funds and the Domestic Bond Fund may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.


     Certain Funds also may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code (the "Code"). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.


     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS

     Warrants are securities that give the Funds the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make war-rants more speculative than other types of investments.

SWAP AGREEMENTS

     Certain of the Funds may enter into swap agreements. Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in the market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Swap agreements entail the risk that a party will default on its payment obligations thereunder. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty. The risk may be mitigated if a Fund invests in the specific assets for which it is obligated to pay a return.

EURODOLLAR OBLIGATIONS

     Certain Funds, in accordance with their investment objective(s), policies, and investment program, may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

     Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

     Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Series Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

     Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

ASSET-BACKED SECURITIES

     Certain Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

     Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

MORTGAGE-BACKED SECURITIES

     Certain of the Funds may invest in Government National Mortgage Association ("GNMA") Certificates. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is offered to investors through securities dealers in the form of certificates representing participations in the pool. Once approved by GNMA, the timely payment of interest and principal of each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments (including prepayments) are passed through to the holder of the certificate.

     The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments. Upon receipt, principal payments may be used by the Funds to purchase additional GNMA Certificates or other U.S. Government Securities. In addition, prepayments of the mortgages included in the underlying mortgage pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the GNMA Certificate, and principal returned to the Funds may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. In quoting yields of GNMA Certificates, the standard practice is to assume that the certificates will have a 12 year life. As previously noted, however, the actual life of an individual pool may differ widely and actual yield may differ significantly from estimated yields based on the 12 year life assumption.

     Certain Funds may also invest in collateralized mortgage obligations ("CMOs") issued by governmental or nongovernmental entities, such as banks and other mortgage lenders. Non-governmental securities may offer a higher yield but may be subject to greater price fluctuation and risk than governmental securities.


     CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, the Funds' investments in certain qualifying CMOs are not subject to legal limitations on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities,
(ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (iv) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Fund selects CMOs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.


LOAN PARTICIPATIONS

     Loan Participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

ADJUSTABLE RATE SECURITIES

     Certain of the Funds may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula.
The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

ILLIQUID SECURITIES


     The Funds will not invest more than 10% (15% in the case of the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund), of the value of their net assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% (or 15%) of the value of a Fund's net assets.


RULE 144A SECURITIES


     Each Fund, other than the Lifestyle Funds, may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Series Company, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund) of its net assets in illiquid securities. Excluded from the Funds' investment limitations, however, are any Rule 144A securities that have been determined to be liquid by the Board of Trustees, VALIC or the Sub-adviser pursuant to Board approved guidelines. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Series Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Series Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Series Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% (or 15%) of their net assets in illiquid securities. Invest-ing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund other than the Lifestyle Funds, may invest in Rule 144A securities (in accordance with each Fund's investment restrictions as listed in the prospectus) that have been determined to be liquid by Board approved guidelines.


OPTIONS ON SECURITIES AND SECURITIES INDICES


     Each Fund, other than the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Growth Fund, the Lifestyle Funds and the Money Market Fund, may write covered call and put options on securities and securities indices. The Mid Cap Value Fund may write covered call options and purchase call options in related closing transactions only. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.


     To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.

     Certain Funds may write options on securities and securities indices. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.

     Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

     Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

     Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.


     Each Fund, except the Large Cap Growth Fund, the Mid Cap Growth Fund, the Lifestyle Funds, the International Growth Fund, the International Value Fund, the Mid Cap Value Fund, and the Money Market Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. Certain Funds also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated de-clines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

     The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.


     Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Large Cap Value Fund, the Small Cap Growth Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.


WRITING COVERED CALL AND PUT OPTIONS AND PURCHASING CALL AND PUT OPTIONS


     All of the Funds, except the Mid Cap Growth Fund, the International Growth Fund, the Large Cap Growth Fund, the Lifestyle Funds and the Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. The Mid Cap Value Fund may write exchange-traded covered call options, but not put options in this connection. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.


     Certain Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.


     Each Fund, other than the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Growth Fund, the Lifestyle Funds and the Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. In this connection, the Mid Cap Value Fund may purchase exchange traded call options only.


     A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

     A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.


     Unlisted options may be used by the Large Cap Value Fund, the Small Cap Growth Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."


     Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

FINANCIAL FUTURES CONTRACTS


     Each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the Mid Cap Value Fund, the Lifestyle Funds and the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income and the Small Cap Growth Fund, the Large Cap Value Fund and the Large Cap Growth Fund may also write covered put options on stock index futures contracts. The Large Cap Value Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.


     Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

     An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts on GNMA Certificates, long-term U.S. Treasury Bonds, three-month U.S. Treasury Bills, short-term U.S. Treasury Notes, and bank certificates of deposit.

     Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

     A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

     Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.


     Unlisted financial futures contracts, which may be purchased or sold only by the Large Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These ele-ments in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (or 15%) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts.


     When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with the Custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."


     A Fund, as an internal operating policy, may not hold financial futures contracts in an amount greater than 33% of the Fund's net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund is required to invest a large cash infusion. In this circumstance the Fund's total invested position, including the security value of the financial futures contracts may not exceed 100% of the Fund's net assets.

     Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON FINANCIAL FUTURES CONTRACTS


     For bona fide hedging purposes, each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the Mid Cap Value Fund, the Lifestyle Funds and the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.


     Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF OPTIONS AND FINANCIAL FUTURES CONTRACTS

     In addition to the risks described in the Series Company's Prospectus, the use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

     To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

     The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

     Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

     There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

     Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.


     In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information -- Custody of Assets" in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.



     The success of a Fund in using hedging techniques depends, among other things, on VALIC's, or the Sub-adviser's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's or the Sub-adviser's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, VALIC, or the Sub-adviser will use financial futures contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.


LIMITATIONS


     No Fund will enter into any financial futures contract or purchase any option thereon if, immediately thereafter, the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of the Socially Responsible Fund.


     In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

SHORT SALES AND SHORT SALES AGAINST THE BOX


     Certain Funds may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. A Fund may also engage in short sales against the box, which involves selling a security the Fund holds in its portfolio for delivery at a specified date in the future. A Fund will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of the Fund's net assets (taken at market value).


MONEY MARKET SECURITIES OF FOREIGN ISSUERS


     Foreign money market instruments utilized by certain of the Funds will be limited to: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities;

(ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

                               INVESTMENT ADVISER


     VALIC is a stock life insurance company organized on May 1, 1969 under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC's primary business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively engage in substantially all forms of financial services. American General Corporation was incorporated as a Texas business corporation on February 26, 1980 as the successor to American General Life Insurance Company (organized in 1926) as the result of a corporate reorganization completed on July 1, 1980.



     VALIC serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement with each Fund dated August 26, 1998, that was approved by the Board of Trustees on August 26, 1998. Under the Investment Advisory Agreement, each Fund pays VALIC an annual fee, payable monthly, based on its average daily net asset value.



     Pursuant to the Investment Advisory Agreement, the Series Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Series Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Series Company may need to continue operations. The Investment Advisory Agreement provides that the Series Company pay all expenses not specifically assumed by VALIC under the Agreement. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates advisory fees, SEC filing fees, interest expenses and state filing fees, if any, to the Fund that incurs such charges and allocates all other expenses among the Funds based on the net assets of each Fund in relation to the net assets of the Series Company.



     The Investment Advisory Agreement requires that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreement requires VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Series Company's Board of Trustees of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Series Company.



     Pursuant to an Accounting Services Agreement dated August 26, 1998 ("Agreement"), VALIC provides accounting services to the Series Company. The Agreement provides that the Series Company will pay to VALIC an annual fee payable monthly based on average daily net assets for providing the accounting services.


     The Investment Advisory Agreement may be continued with respect to any Fund if specifically approved, after the initial two year term, at least annually by (a)(i) the Series Company's Board of Trustees or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned. The Investment Advisory Agreement may be terminated as to any Fund at any time by the Series Company's Board of Trustees, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally the Investment Advisory Agreement provides that VALIC shall not be liable to the Series Company, or any shareholder in the Series Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.


                            INVESTMENT SUB-ADVISERS


     Pursuant to Investment Sub-advisory Agreements dated August 26, 1998 with each Sub-adviser, VALIC has engaged American General Investment Management, L.P. ("AGIM") to provide sub-advisory services to the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund and Bankers Trust Company ("Bankers Trust") to provide sub-advisory services for a portion of the Small Cap Value Fund. In addition, Capital Guardian Trust Company ("Capital Guardian") provides sub-advisory services for the International Value Fund, the Domestic Bond Fund and the Balanced Fund, Jacobs Asset Management provides sub-advisory services for the International Growth Fund, State Street Bank and Trust Company/State Street Global Advisors ("State Street Global Advisors") provides sub-advisory services for the Large Cap Value Fund, Goldman Sachs Asset Management ("GSAM") provides sub-advisory services for the Large Cap Growth Fund and Neuberger&Berman Management Inc. ("N&B Management") provides sub-advisory services for the Mid Cap Value Fund pursuant to separate Sub-advisory Agreements. Brown Capital Management, Inc. ("Brown Capital Management") provides sub-advisory services for the Mid Cap Growth Fund, Fiduciary Management Associates, Inc. ("FMA") provides sub-advisory services for a portion of the Small Cap Value Fund and J.P. Morgan Investment Management, Inc. ("JP Morgan") provides sub-advisory services for the Small Cap Growth Fund pursuant to separate sub-advisory Agreements, as well. AGIM, Bankers Trust, Capital Guardian, Jacobs Asset Management, State Street Global Advisors, GSAM, N&B Management, Brown Capital Management, FMA and JP Morgan (collectively, the "Sub-advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Funds to which these companies provide sub-advisory services (collectively, the "Sub-advised Funds").



     In selecting Sub-advisers, the Series Company's Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser, (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-adviser's personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.



     The Series Company was issued an exemptive order by the SEC on September [9], 1998 for an exemption (the "Exemption") from certain provisions of the 1940 Act which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things; (1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in its

Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "non-interested" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the initial shareholder of each Fund on August 26, 1998, consented to permit VALIC to terminate, replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.



     Pursuant to the Investment Sub-advisory Agreements and subject to VALIC's control, supervision and direction, the Sub-advisers will manage the investment and reinvestment of the assets, other than cash, of the Sub-advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-advised Funds. Further, the Sub-advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-advised Funds, accounts with brokers and dealers selected by the Sub-advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-advisers and VALIC.


     The Investment Sub-advisory Agreements provide that the Sub-advisers will bear the expense of discharging their responsibilities.


     VALIC shall pay to AGIM, for the services rendered and expenses paid by AGIM, a monthly fee computed at the annual rate of 0.25% of the first $200 million, 0.20% of the next $300 million and 0.15% of average daily net asset values on the excess over $500 million of the Core Bond Fund, 0.35% of the first $200 million, 0.25% of the next $300 million and 0.20% of average daily net asset values over $500 million of the Strategic Bond Fund and 0.45% of the first $200 million, 0.35% of the next $300 million and 0.30% of average daily net asset values over $500 million of the High Yield Bond Fund.



     VALIC shall pay to Bankers Trust, for the services rendered and expenses paid by Bankers Trust, a monthly fee computed at the annual rate of 0.03% of the average daily net asset values of the portion of the Small Cap Value Fund portfolio that it manages.



     VALIC shall pay to Brown Capital Management, for the services rendered to the Mid Cap Growth Fund and expenses paid by Brown Capital Management, a monthly fee computed at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million.



     VALIC shall pay to Capital Guardian, for the services rendered and expenses paid by Capital Guardian, a quarterly fee computed at the annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% of average daily net assets values on the excess over $250 million of the International Value Fund, 0.35% of the first $50 million, 0.20% of the next $50 million, 0.18% of the next $200 million and 0.15% of average daily net asset values on the excess over $300 million of the Domestic Bond Fund and 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million of the Balanced Fund. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million and a 12.5% discount to all fees if total fees exceed $12 million.



     VALIC shall pay to FMA, for the services rendered to the portion of the Small Cap Value Fund that it manages and expenses paid by FMA, a monthly fee computed at the annual rate of 0.50% of the first $50 million and 0.40% of average daily net asset values on the excess over $50 million.



     VALIC shall pay to GSAM, for the services rendered to the Large Cap Growth Fund and expenses paid by GSAM, a monthly fee computed at the annual rate of 0.30% of average daily net asset values of the Large Cap Growth Fund.



     VALIC shall pay to JP Morgan, for the services rendered to the Small Cap Growth Fund and expenses paid by JP Morgan, a monthly fee computed at the annual rate of 0.60% of average daily net asset values of the Small Cap Growth Fund.



     VALIC shall pay to Jacobs Asset Management, for the services rendered to the International Growth Fund and expenses paid by Jacobs Asset

Management, a monthly fee computed at the annual rate of 0.65% of the first $100 million and 0.55% of average daily net asset values on the excess over $100 million.


     VALIC shall pay to N&B Management, for the services rendered to the Mid Cap Value Fund and expenses paid by N&B Management, a monthly fee computed at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of average daily net asset values on the excess over $750 million.



     VALIC shall pay to State Street Global Advisors, for the services rendered to the Large Cap Value Fund and expenses paid by State Street, a monthly fee computed at the annual rate of 0.25% of average daily net asset values of the Large Cap Value Fund, but in no event less than $50,000 per year.



     The Investment Sub-advisory Agreements may be continued with respect to any of the Funds if approved, after the initial two year term, at least annually by the vote of the Series Company's Board of Trustees who are not parties to the Investment Sub-advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Series Company's Board of Trustees or a majority of the relevant Fund's outstanding voting securities.


     Subject to the Exemption, the Investment Sub-advisory Agreements may be terminated at any time by VALIC, the relevant Sub-adviser, the Series Company's Board of Trustees, or by vote of a majority of the outstanding voting securities of the relevant Sub-advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.

     The Investment Sub-advisory Agreements provide that the Sub-advisers shall not be liable to VALIC, the Series Company or to any shareholder of the Series Company for any act or omission in rendering services under the Investment Sub-advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-advisers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     As investment adviser to the Series Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-advisers in selecting brokers or dealers to handle transactions for the Sub-advised Funds. The Sub-advisers may employ affiliated brokers for portfolio transactions under circumstances described in the Prospectus under the heading "About the Series Company's Management."



     Virtually all of the over-the-counter transactions by the actively managed portion of the Small Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund and the Mid Cap Growth Fund, are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The International Value Fund, the Mid Cap Value Fund, and the Socially Responsible Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The International Growth Fund, the Balanced Fund, the Mid Cap Growth Fund, the Small Cap Value Fund, and the Large Cap Value Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Series Company normally enters into principal transactions directly with the issuer or the market-maker.


     When the Series Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Series Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Series Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.

     In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Series Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Series Company with brokerage and research services, described below.

     The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.

     The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.

     The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.

     The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Series Company. The Advisers will not cause the Series Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

     The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Series Company's Board of Trustees.

     Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Series Company's Board of Trustees. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securi-ties available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.

               OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES


     Pursuant to a distribution and service agreement, The Variable Annuity Marketing Company ("VAMCO") acts without remuneration as the Series Company's agent in the distribution of Fund Shares to registered and unregistered separate accounts of VALIC and its affiliates. VAMCO's address is the same as that of VALIC.



     The distribution and service agreement between VAMCO and the Series Company provides that it shall continue in force from year to year, after the initial two year term, provided that such continuance is approved at least annually
(a)(i) by the Board of Trustees of the Series Company, or (ii) by vote of a majority of the Series Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Series Company's Trustees who are not 'interested persons' (as defined in the 1940 Act) of the Series Company by votes cast in person at a meeting called for such purpose. The distribution and service agreement may be terminated at any time, without penalty, by a vote of the Board of Trustees of the Series Company or by a vote of a majority of the outstanding voting securities of the Series Company, or by VAMCO, on sixty days' written notice to the other party. The distribution and service agreement also automatically terminates in the event of an assignment.



     Pursuant to the distribution and service agreement VAMCO pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Series Company (after typesetting and printing the copies required for regulatory filings by the Series Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses VAMCO for these expenses. Thus all such expenses incurred by VAMCO are passed directly on to VALIC, its parent. The Series Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.


     As explained in the prospectus for the Contracts, payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, the Series Company redeems Fund shares within seven days of receipt of request therefor, but may postpone redemptions beyond seven days when: (1) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (2) an emergency exists making disposal or valuation of a Fund's assets not reasonably practicable; or (3) the SEC has so permitted by order for the protection of the Series Company's shareholders.

     The Series Company normally redeems Fund shares for cash. Although the Series Company, with respect to each Fund, may make full or partial payment by assigning to investors, Series Company portfolio securities at their value used in determining the redemption price (i.e. by redemption-in-kind), the Series Company, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, the Series Company has committed itself to pay investors, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of the Series Company's net asset value. The securities to be paid in-kind to an investor will be selected in such manner as the Board of Trustees deems fair and equitable. In such cases, investors would incur brokerage expenses should they wish to liquidate these portfolio securities.

     All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund's outstanding shares at such time.

                        DETERMINATION OF NET ASSET VALUE


     Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.


     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.


     Publicly-traded corporate bonds are valued at prices obtained from the Custodian.


     Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

     Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

     Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Series Company's Board of Trustees, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

     Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

     Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

     Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

     All of the assets of the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfo-lio securities. The Series Company's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                 CALCULATION OF YIELD FOR THE MONEY MARKET FUND

     The yield of the Money Market Fund is its net income expressed as a percentage of assets on an annualized basis for a seven day period. Rule 482 under the 1933 Act requires that a yield quotation set forth in an advertisement for a money market fund be computed by a standardized method based on an historical seven calendar day period. The current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and then dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7) to annualize the yield figure. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and any fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The Money Market Fund may also calculate its compound effective yield by compounding the unannualized base period return (calculated as described above) by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted by the Money Market Fund at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Money Market Fund's portfolio, their quality and length of maturity, and the Money Market Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. In other words, the portfolio has an average maturity for all of its issues, stated in numbers of days and weighted according to the relative value of each investment.

     The yield fluctuates daily as the income earned on the investments of the Money Market Fund fluctuates. Accordingly, neither the Series Company nor VALIC can assure the yield quoted on any given occasion will remain constant for any period of time. For example, the Money Market Fund's yield will change if it experiences a net inflow of new assets which it then invests in securities whose yield is higher or lower than that being currently earned on investments. Investments in the Money Market Fund are not insured and investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. In addition, other money market funds as well as banks and savings and loan associations may calculate their yields on a different basis and the yield quoted by the Money Market Fund from time-to-time could vary upwards or downwards if another method of calculation or base period were used.

                                    TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Series Company. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

GENERAL

     Each Fund is a separate taxable entity. Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.


     Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derives at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversifies its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.


     If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors and may therefore make it more difficult for certain Funds to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxable on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foreign currency transactions or instruments would exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

     A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark-to-market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Certain Funds may be subject to foreign taxes on income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for certain Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If a Fund makes this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by a Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of a Fund which has made this election may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

     Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that a Fund files the election described above, its shareholders will be notified of the amount of (i) each Shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

     If a Fund acquires stock (including, under proposed regulations, an option to acquired stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

SECTION 817(h) OF THE CODE

     Each of the Funds intends to comply with Section 817(h) of Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract owner to the extent of appreciation on investment under the Contract.


     The Section 817(h) diversification requirements do not apply to pension plan contracts. "Pension plan contracts" for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Accounts, Individual Retirement Annuities and annuities issued with respect to Section 457 plans.


     The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner's control of the investments of the separate accounts investing in the Series Company may cause the Contract Owner, rather than VALIC, to be treated as the owner of the assets of that separate account.


     In order to comply with the requirements of Section 817(h) and the regulations thereunder, the Series Company may find it necessary to take action to ensure that a Contract funded by the Series Company continues to qualify as such under federal tax laws. The Series Company, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund, and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the Securities and Exchange Commission, to the extent legally required.


     It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by the Series Company should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

     Annual Reports containing audited financial statements of the Series Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS

     The Series Company was organized under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. VALIC, as the initial sole shareholder of each of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

CUSTODY OF ASSETS

     Pursuant to a Custodian Contract with the Series Company, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Series Company as custodian.

     The Custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Series Company, and performing other administrative duties, all as directed by persons authorized by the Series Company. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Series Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by the Board of Trustees. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Trustees, in accordance with regulations under the 1940 Act.

     The Custodian holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.


     This arrangement regarding margin deposits essentially consists of the Custodian creating a separate segregated account into which it transfers (upon the Series Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Series Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Series Company and the FCMs or brokers. The Series Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of the Custodian until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets \would not otherwise be pledged or encumbered by the FCM or broker, (3) that when requested by the Series Company the FCM or broker will cause the Custodian to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Series Company's obligations to the FCM or broker under the terms of such agreement.


     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with the Custodian, as appropriate.



INDEPENDENT AUDITORS


     Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent auditors of the Series Company.


                             TRUSTEES AND OFFICERS



               NAME                  POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
           AND ADDRESS                WITH REGISTRANT                DURING PAST 5 YEARS
           -----------               ----------------              -----------------------
Thomas L. West, Jr.*..............  Trustee and          Chairman and Chief Executive Officer and
2929 Allen Parkway                  Chairman since 1998  Director, VALIC; Director, The Variable
Houston, Texas 77019                                     Annuity Marketing Company ("VAMCO").
Date of Birth: 06/07/37                                  Formerly, Senior Vice President -- Annuity
                                                         Business Unit, Aetna Life Insurance &
                                                         Annuity Co. (1987-1994).(4)
Judith L. Craven..................  Trustee since 1998   Physician, Administrator; President, United
3212 Ewing St.                                           Way of the Texas Gulf Coast (1992-Present);
Houston, Texas 77004                                     Director, A.H. Belo Corporation; Director,
Date of Birth: 10/06/45                                  Sysco Corporation; Member, Sisters of
                                                         Charity of the Incarnate World.
Timothy J. Ebner..................  Trustee since 1998   Professor, Department of Neurosurgery,
17994 N.W. Union Street                                  University of Minnesota (1991-Present).
Elk River, Minnesota 55330                               Formerly, Consultant, EMPI, Inc. (1994-1995)
Date of Birth: 07/15/49                                  and Medtronic Inc. (1997- 1998).
Gustavo E. Gonzales, Jr...........  Trustee since 1998   Municipal Court Judge, Dallas, Texas.
8320 Coolgreen Dr.                                       Formerly, Attorney in private practice
Dallas, Texas 75228                                      (1988-1995).
Date of Birth: 07/27/40
John A. Graf*.....................  Trustee and          President of VALIC and American General
2929 Allen Parkway                  President since      Annuity Insurance Company; Director, Boy
Houston, Texas 77019                1998                 Scouts of America. Formerly, Vice Chairman
Date of Birth: 09/14/59                                  and Chief Marketing and Administrative
                                                         Officer, Western National Corporation and
                                                         Senior Vice President, Conseco, Inc.
Dr. Norman Hackerman..............  Trustee since 1998   Chairman -- Scientific Advisory Board for
5555 San Felipe                                          The Robert A. Welch Foundation
Suite 1900                                               (1983-Present); Director, Electro-source,
Houston, Texas 77056-2727                                Inc.; Director, Radian Corporation;
Date of Birth: 03/02/12                                  Director, Scientific Measurement Systems,
                                                         Inc.; President Emeritus, Rice University,
                                                         Houston, Texas. Formerly, President, Rice
                                                         University, Houston, Texas (1970-
                                                         1985).(1)(2)(3)(6)
Dr. John W. Lancaster.............  Trustee since 1998   Retired. Pastor Emeritus and Director of
5300 Main                                                Planned Giving, First Presbyterian Church,
Houston, Texas 77004                                     Houston, Texas. Formerly, Pastor, First
Date of Birth: 12/15/23                                  Presbyterian Church, Houston, Texas.(3)(6)
Ben H. Love.......................  Trustee since 1998   Retired. Formerly, Chief Executive, Boy
4407 Eaton Circle                                        Scouts of America. (1985-1993).(3)(6)
Colleyville, Texas 76034
Date of Birth: 09/26/30

               NAME                  POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
           AND ADDRESS                WITH REGISTRANT                DURING PAST 5 YEARS
           -----------               ----------------              -----------------------
John E. Maupin, Jr................  Trustee since 1998   President, Meharry Medical College,
2 Morningside Ct.                                        Nashville, Tennessee; Nashville Advisory
Nashville, Tennessee 37215                               Board Member, First American National Bank
Date of Birth: 10/28/46                                  (1996-Present); Director, Monarch Dental
                                                         Corporation (1997-Present). Formerly,
                                                         Executive Vice President, Morehouse School
                                                         of Medicine, Atlanta, Georgia (1989-1994).
Dr. F. Robert Paulsen.............  Trustee since 1998   Dean Emeritus and Professor Emeritus,
2801 N. Indian Ruins                                     College of Higher Education, University of
Tucson, Arizona 85715                                    Arizona, Tucson, Arizona.(1)(2)(3)(6)
Date of Birth: 07/05/22
Craig R. Rodby*...................  Trustee and Vice     Vice Chairman, VALIC. Formerly, Senior Vice
2929 Allen Parkway                  Chairman since 1998  President -- Financial Management, ReliaStar
Houston, Texas 77019                                     (1994-1997) and Chief Executive Officer,
Date of Birth: 07/05/49                                  Northern Life Insurance Company
                                                         (1980-1994).(5)
Dr. R. Miller Upton...............  Trustee since 1998   Consultant. Formerly, Director, Home Life
914 Tarrant Dr.                                          Insurance Company of New York (1965-1988)
Fontana, Wisconsin 53125                                 and Director, Household International, Inc.
Date of Birth: 12/27/16                                  (1965-1989).(1)(2)(3)(6)


---------------

 * Interested persons of the Series Company as defined in the 1940 Act specifically because of their capacity as officers, trustees or consultants of the Series Company, VALIC or American General Corporation.

(1) Retired Managing General Partner of Van Kampen American Capital Exchange
    Fund.


(2) Retired Trustee of Van Kampen American Capital Bond Fund, Van Kampen American Capital Income Trust, Van Kampen American Capital Convertible Securities Fund and the Common Sense Trust.



(3) Director or Trustee of American General Series Portfolio Company, a registered open-end investment company advised by VALIC, and USLIFE Income Fund, Inc., a registered closed-end investment company advised by VALIC.



(4) Director of American General Series Portfolio Company, a registered open-end investment company advised by VALIC.



(5) Director of USLIFE Income Fund, Inc., a registered closed-end investment company advised by VALIC.



(6) Trustees who are not interested persons of the Series Company receive an annual retainer of $5,000. In addition, such trustees are paid per board meeting, committee meeting and telephone meeting, a fee of $500, $250 and $250, respectively, plus expenses, if any.

     Listed below are the Series Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019. Each officer serves until his or her successor is elected and shall qualify.


                                     POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
               NAME                   WITH REGISTRANT                DURING PAST 5 YEARS
               ----                  ----------------              -----------------------
Michael G. Atnip..................  Executive Vice       Executive Vice President, VALIC. Formerly,
Date of Birth: 07/08/48             President since      Senior Vice President, Operations Support,
                                    1998                 American General Corporation (1994-1997);
                                                         Senior Vice President, Insurance and
                                                         Administration, American General Finance
                                                         (1991-1993).
Joe. C. Osborne...................  Executive Vice       Senior Vice President of Marketing, VALIC.
Date of Birth: 09/17/48             President since
                                    1998
Teresa S. Moro....................  Vice President and   Trader -- VALIC. Formerly, Money Market
Date of Birth: 08/14/60             Investment Officer   Trader, VALIC (1986-1990); AIM Management
                                    since 1998           Group Inc. (1983-1986).
William Trimbur, Jr...............  Vice President and   Portfolio Manager, VALIC. Formerly, Second
Date of Birth: 06/15/51             Investment Officer   Vice President, VALIC (1985-1990);
                                    since 1998           Controller, VALIC (1985-1986); Assistant
                                                         Controller, VALIC (1982-1985) and Assistant
                                                         Treasurer, VALIC (1982-1986).
Brent C. Nelson...................  Vice President       Senior Vice President and Controller,
Date of Birth: 07/24/51             since 1998           Director, VALIC. Formerly, Vice President
                                                         and Controller, VALIC (1990-1994);
                                                         Controller, VALIC (1987-1990); Second Vice
                                                         President and Controller, VALIC (1986-1987);
                                                         Second Vice President -- Fund Operations,
                                                         VALIC (1985-1986); Assistant Vice
                                                         President -- Controller, Lomas Financial
                                                         Security Insurance Co. (1982-1985).
Peter V. Tuters...................  Senior Investment    Executive Vice President, American General
Date of Birth: 04/18/52             Officer              Investment Management, L.P., Senior Vice
                                                         President and Chief Investment Officer,
                                                         American General Corporation (1993-1998).
Maruti D. More....................  Vice President --    Vice President, American General Investment
Date of Birth: 02/02/44             Investments          Management, L.P.; Vice President,
                                                         Investments, VALIC. Formerly, Portfolio
                                                         Manager, New York Life Insurance Company and
                                                         Paul Revere Investment Management
                                                         Corporation.
Cynthia A. Toles..................  Vice President and   Senior Vice President, General Counsel and
Date of Birth: 03/28/51             Secretary since      Secretary, VALIC; Secretary and Assistant
                                    1998                 Treasurer, VAMCO. Formerly, Vice President,
                                                         Associate General Counsel & Associate
                                                         Secretary (1988-1989); Second Vice
                                                         President, Associate General Counsel and
                                                         Assistant Secretary, VALIC (1986-1988);
                                                         Assistant Vice President, Assistant General
                                                         Counsel and Assistant Secretary, VALIC
                                                         (1983-1986).

                                     POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
               NAME                   WITH REGISTRANT                DURING PAST 5 YEARS
               ----                  ----------------              -----------------------
Nori L. Gabert....................  Vice President and   Associate General Counsel, VALIC. Formerly,
Date of Birth: 08/15/53             Assistant Secretary  Of Counsel, Winstead Sechrest & Minick P.C.
                                    since 1998           (1997); Vice President and Associate General
                                                         Counsel of Van Kampen American Capital, Inc.
                                                         (1981-1996).
Gregory R. Seward.................  Treasurer since      Director of Fund Operations and Assistant
Date of Birth: 06/27/56             1998                 Controller, VALIC. Formerly, Controller,
                                                         Avanti Health Systems, Inc. (1988-1991);
                                                         Reports Manager, American Capital Asset
                                                         Management, Inc. (1986-1988); Senior
                                                         Auditor, Price Waterhouse (1982-1986).
Kathryn A. Pearce.................  Controller since     Associate Director of Fund Operations,
Date of Birth: 02/05/47             1998                 VALIC. Formerly, Supervisor -- Mutual Fund
                                                         Accounting, Van Kampen American Capital,
                                                         Inc. (1977-1996).
Earl E. Allen, Jr.................  Assistant Treasurer  Manager -- Fund Reporting, VALIC. Formerly,
Date of Birth: 03/16/60             since 1998           Senior Auditor, Texas Treasury Department;
                                                         Manager, American General Corporation;
                                                         Assistant Vice President, Texas Commerce
                                                         Bank.
Cynthia A. Gibbons................  Assistant Vice       Senior Compliance Analyst, VALIC.
Date of Birth: 12/06/67             President
Jaime M. Sepulveda................  Assistant Treasurer  Director -- Variable Product Accounting and
Date of Birth: 01/09/52                                  Financial Reporting, VALIC. Formerly,
                                                         Accounting Manager, Metro Networks, Inc.
                                                         (1997-1998); Controller and Investment
                                                         Officer, Port of Houston Authority
                                                         (1994-1997); Chief Financial Officer, Intile
                                                         Designs, Inc. (1993-1994).
Donna L. Hathaway.................  Assistant            Manager -- Variable Product Accounting,
Date of Birth: 09/17/64             Controller           VALIC. Formerly, Gas Revenue Accountant,
                                                         Texaco Inc.; Accounting Manager, Hewitt
                                                         Associates, LLC; Revenue Accounting Manager,
                                                         Trans Texas Gas.


     The officers conduct and supervise the daily business operations of the Series Company, while the trustees, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.

     The Series Company has an Audit Committee. The Series Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Paulsen, Upton, and Love. The Audit Committee recommends to the Board the selection of independent auditors for the Series Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Series Company's financial statements or books of account. The Series Company does not have a standing nominating or compensation committee.


     The nine trustees of the Series Company who are not affiliated with VALIC are each paid annual trustees' fees and are reimbursed for certain out-of-pocket expenses by the Series Company.


     The trustees and officers of the Series Company and members of their families, as a group, beneficially owned less than 1% of the shares of beneficial interest of each Fund outstanding as of the commencement of operations.

COMPENSATION OF TRUSTEES AND CERTAIN OFFICERS



     The following table sets forth information regarding compensation and benefits earned by the Trustees for the fiscal year ending August 31, 1998.



                               COMPENSATION TABLE


                       FISCAL YEAR ENDING AUGUST 31, 1998



                                                                PENSION OR
                                                                RETIREMENT                       TOTAL
                                                                 BENEFITS      ESTIMATED      COMPENSATION
                                               AGGREGATE        ACCRUED AS       ANNUAL           FROM
                                              COMPENSATION       PART OF        BENEFITS          FUND
                                                  FROM        SERIES COMPANY      UPON         COMPLEX(1)
         NAME OF PERSON, POSITION            SERIES COMPANY      EXPENSES      RETIREMENT   PAID TO TRUSTEES
         ------------------------            --------------   --------------   ----------   ----------------
Thomas L. West, Jr.**......................        $0               $0             $0           $     0
Judith L. Craven...........................        $0               $0             $0           $     0
Timothy J. Ebner...........................        $0               $0             $0           $     0
Gustavo E. Gonzales, Jr....................        $0               $0             $0           $     0
John A. Graf**.............................        $0               $0             $0           $     0
Dr. Norman Hackerman.......................        $0               $0             $0           $46,322
Dr. John W. Lancaster......................        $0               $0             $0           $38,322
Ben L. Love................................        $0               $0             $0           $46,322
John E. Maupin, Jr.........................        $0               $0             $0           $     0
Dr. F. Robert Paulsen......................        $0               $0             $0           $38,322
Craig R. Rodby**...........................        $0               $0             $0           $     0
Dr. R. Miller Upton........................        $0               $0             $0           $36,322


---------------


** "Interested person," as defined in the 1940 Act, specifically because of their capacity as officers, trustees or consultants of the Series Company, VALIC or American General Corporation.



(1) Includes all investment companies managed by VALIC.

                              FINANCIAL STATEMENTS


     The financial statements of the Series Company are included herein.

                             STATEMENT OF NET ASSETS

                             AMERICAN GENERAL SERIES

                               PORTFOLIO COMPANY 3

                                 AUGUST 26, 1998

                   American General Series Portfolio Company 3

                             Statement of Net Assets


                                 August 26, 1998





                                    CONTENTS

Report of Independent Auditors................................................1

Audited Statement of Net Assets...............................................2

Notes to Statement of Net Assets..............................................3

                         Report of Independent Auditors

To the Shareholder and Board of Trustees of American General Series Portfolio Company 3

We have audited the accompanying statement of net assets of International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Socially Responsible Fund, Balanced Fund, High Yield Bond Fund, Strategic Bond Fund, Domestic Bond Fund, Core Bond Fund, Money Market Fund, Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and Conservative Growth Lifestyle Fund (such "Funds" comprising the American General Series Portfolio Company 3) as of August 26, 1998. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company 3 at August 26, 1998, in conformity with generally accepted accounting principles.


August 28, 1998

                   American General Series Portfolio Company 3

                             Statement of Net Assets


                                 August 26, 1998

                                                                                               NET ASSET
                                                                      NET        NUMBER OF     VALUE PER
                    PORTFOLIO                         CASH          ASSETS*       SHARES         SHARE
-----------------------------------------------------------------------------------------------------------
American General International Growth Fund          $   4,867      $   4,867       486.7         $10
American General International Value Fund               4,800          4,800       480.0          10
American General Small Cap Growth Fund                  5,200          5,200       520.0          10
American General Small Cap Value Fund                   5,133          5,133       513.3          10
American General Mid Cap Growth Fund                    5,400          5,400       540.0          10
American General Mid Cap Value Fund                     5,267          5,267       526.7          10
American General Large Cap Growth Fund                  3,800          3,800       380.0          10
American General Large Cap Value Fund                   3,867          3,867       386.7          10
American General Socially Responsible Fund              6,667          6,667       666.7          10
American General Balanced Fund                          6,667          6,667       666.7          10
American General Domestic Bond Fund                     1,667          1,667       166.7          10
American General Money Market Fund                      6,667          6,667       666.7          10
American General Growth Lifestyle Fund                  6,667          6,667       666.7          10
American General Moderate Growth Lifestyle Fund
                                                        6,667          6,667       666.7          10
American General Conservative Growth Lifestyle
   Fund                                                 6,666          6,666       666.6          10
American General Core Bond Fund                         6,666          6,666       666.6          10
American General Strategic Bond Fund                    6,666          6,666       666.6          10
American General High Yield Bond Fund                   6,666          6,666       666.6          10
                                                 --------------- -------------
                                                    $ 100,000     $  100,000
                                                 =============== =============



* Applicable to shares of beneficial interests issued and outstanding, $.01 per value, per share, unlimited shares authorized.



See accompanying notes.

                   American General Series Portfolio Company 3

                        Notes to Statement of Net Assets


                                 August 26, 1998


1. ORGANIZATION

American General Series Portfolio Company 3 (the "Series") was organized as a Delaware business trust on May 6, 1998 by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. The Series consists of 18 separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually referred to as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.

         American General International Growth Fund ("International Growth
         Fund")

         American General Large Cap Growth Fund ("Large Cap Growth Fund")

         American General Mid Cap Growth Fund ("Mid Cap Growth Fund")

         American General Small Cap Growth Fund ("Small Cap Growth Fund")

         American General International Value Fund ("International Value Fund")

         American General Large Cap Value Fund ("Large Cap Value Fund")

         American General Mid Cap Value Fund ("Mid Cap Value Fund")

         American General Small Cap Value Fund ("Small Cap Value Fund")

         American General Socially Responsible Fund ("Socially Responsible
         Fund")

         American General Balanced Fund ("Balanced Fund")

         American General High Yield Bond Fund ("High Yield Bond Fund")

         American General Strategic Bond Fund ("Strategic Bond Fund")

         American General Domestic Bond Fund ("Domestic Bond Fund")

         American General Core Bond Fund ("Core Bond Fund")

         American General Money Market Fund ("Money Market Fund")

                   American General Series Portfolio Company 3

1. ORGANIZATION (CONTINUED)

         American General Growth Lifestyle Fund ("Growth Lifestyle Fund") - Growth through investment in Series Funds

         American General Moderate Growth Lifestyle Fund ("Moderate Growth Lifestyle Fund") - Growth and current income through investments in Series Funds

         American General Conservative Growth Lifestyle Fund ("Conservative Growth Lifestyle Fund") Current income and a low to moderate level of growth through investments in Series Funds

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP").

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Series and subject to the authority of the Series' Board of Trustees, VALIC (the "Adviser") serves as the Series' investment adviser and conducts the business and affairs of the Series. Additionally, VALIC has engaged investment Sub-advisers to provide investment sub-advisory services for each Fund other than the American General Socially Responsible Fund, the American General Money Market Fund, the American General Conservative Growth Lifestyle Fund, the American General Moderate Growth Lifestyle Fund, and the American General Growth Lifestyle Fund, subject to VALIC's control, direction, and supervision. On August 26, 1998, the Adviser entered into a sub-advisory agreement with the following Sub-advisers:

         American General Investment Management, L.P. ("AGIM") - AGIM is the Sub-adviser for the High Yield Bond Fund, the Strategic Bond Fund, and the Core Bond Fund.

         Bankers Trust Company ("Bankers Trust") - Bankers Trust is one of two Sub-advisers for the Small Cap Value Fund.

                   American General Series Portfolio Company 3

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

         Brown Capital Management, Inc. ("Brown Capital Management") - Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund.

         Capital Guardian Trust Company ("Capital Guardian") - Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund, and the Domestic Bond Fund.

         Fiduciary Management Associates, Inc. ("FMA") - FMA is one of two Sub-advisers for the Small Cap Value Fund.

         Goldman Sachs Asset Management ("GSAM") - GSAM is the Sub-adviser for the Large Cap Growth Fund.

         J.P. Morgan Investment Management Inc. ("JP Morgan") - JP Morgan is the Sub-adviser for the Small Cap Growth Fund.

         Jacobs Asset Management - Jacobs Asset Management is the Sub-adviser for the International Growth Fund.

         Neuberger & Berman Management, Inc. ("N&B Management") - N&B Management is the Sub-adviser for the Mid Cap Value Fund.

         State Street Global Advisors ("State Street Global Advisors") - State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund.

Sub-advisers are compensated for such services by the Adviser.

                   American General Series Portfolio Company 3

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

International Growth   0.90% on the first $100 million    Socially Responsible Fund    0.25%
Fund                   0.80% on assets more than $100
                          million

Large Cap Growth Fund  0.55%                              Balanced Fund                0.80% on the first $25 million
                                                                                       0.65% on the next $25 million
                                                                                       0.45% on assets more than $50 million

Mid Cap Growth Fund    0.65% on the first $25 million     High Yield Bond Fund         0.70% on the first $200 million
                       0.55% on the next $25 million                                   0.60% on the next $300 million
                       0.45% on assets more than $50                                   0.55% on assets more than $500 million
                          million

Small Cap Growth Fund  0.85%                              Strategic Bond Fund          0.60% on the first $200 million
                                                                                       0.50% on the next $300 million
                                                                                       0.45% on assets more than $500 million

International Value    1% on the first $25 million        Domestic Bond Fund           0.60% on the first $50 million
Fund                   0.85% on the next $25 million                                   0.45% on the next $50 million
                       0.675% on the next $200 million                                 0.43% on the next $200 million
                       0.625% on assets more than $250                                 0.40% on assets more than $300 million
                          million

Large Cap Value Fund   0.50%                              Core Bond Fund               0.50% on the first $200 million
                                                                                       0.45% on the next $300 million
                                                                                       0.40% on assets more than $500 million

Mid Cap Value Fund     0.75% on the first $100 million    Money Market Fund            0.25%
                       0.725% on the next $150 million
                       0.70% on the next $250 million
                       0.675% on the next $250 million
                       0.65% on the assets more than $750
                          million

Small Cap Value Fund   0.75% on the first $50 million     Conservative Growth
                       0.65% on the assets more than $50     Lifestyle Fund            0.10%
                          million

                                                          Moderate Growth Lifestyle
                                                             Fund                      0.10%

                                                          Growth Lifestyle Fund        0.10%

Advisory fees will not be assessed until the commencement of investment operations.

                   American General Series Portfolio Company 3

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds, during the first fiscal year. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of net assets:

           International Growth Fund                                     1.18%
           Large Cap Growth Fund                                          .88%
           Mid Cap Growth Fund                                            .82%
           Small Cap Growth Fund                                         1.18%
           International Value Fund                                      1.07%
           Large Cap Value Fund                                           .83%
           Mid Cap Value Fund                                            1.07%
           Small Cap Value Fund                                          1.01%
           Socially Responsible Fund                                      .58%
           Balanced Fund                                                  .85%
           High Yield Bond Fund                                          1.03%
           Strategic Bond Fund                                            .93%
           Domestic Bond Fund                                             .81%
           Core Bond Fund                                                 .83%
           Money Market Fund                                              .58%
           Conservative Growth Lifestyle Fund                             .10%
           Moderate Growth Lifestyle Fund                                 .10%
           Growth Lifestyle Fund                                          .10%

Pursuant to an accounting services agreement with the Series, VALIC serves as the accounting services agent to the Series and will provide certain accounting and administrative services to the Series. For its services, VALIC will receive an annual fee of .03% of average daily net assets.

Certain officers of VALIC are also officers and/or trustees of the Fund.

The initial seed money for the Series was funded by VALIC Separate Account A (a registered separate account of VALIC). VALIC Separate Account A owns 100% of the outstanding shares of the Funds of the Series.

                   American General Series Portfolio Company 3

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Certain start-up costs were incurred in connection with the organization of the Series. These costs were paid by VALIC on behalf of the Series.

4. SUBSEQUENT EVENT (UNAUDITED)

On September 1, 1998, VALIC contributed an additional $74,900,000 to the Series for additional funding. At that time, investment operations of each Fund commenced.

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3

                           PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements Included in the Statement of Additional Information:


         Financial Statements



         Notes to Financial Statements



         Report of Independent Auditors



(b)  Exhibits

     1.  (a)  1. Agreement and Declaration of Trust(1)
              2. Amendment to Agreement and Declaration of Trust

         (b)  Certificate of Designation For:
                 (1) American General International Growth Fund(1)
                 (2) American General Large Cap Growth(1)
                 (3) American General Mid Cap Growth Fund(1)
                 (4) American General Small Cap Growth Fund(1)
                 (5) American General International Value Fund(1)
                 (6) American General Large Cap Value Fund(1)
                 (7) American General Mid Cap Value Fund(1)
                 (8) American General Small Cap Value Fund(1)
                 (9) American General Socially Responsible Fund(1)
                 (10) American General Balanced Fund(1)
                 (11) American General High Yield Bond Fund
                 (12) American General Strategic Bond Fund
                 (13) American General Domestic Bond Fund(1)
                 (14) American General Core Bond Fund
                 (15) American General Money Market Fund(1)
                 (16) American General Growth Lifestyle Fund(1)
                 (17) American General Moderate Growth Lifestyle Fund(1)
                 (18) American General Conservative Growth Lifestyle Fund(1)
                 (19) American General S&P 500 Index Fund(1)
                 (20) American General Mid Cap Index Fund(1)
                 (21) American General Small Cap Index Fund(1)
         (c)  Certificate of Termination For:
                 (1) American General S&P 500 Index Fund
                 (2) American General Mid Cap Index Fund
                 (3) American General Small Cap Index Fund

     2.  Bylaws(1)

     3.  Not Applicable

     4.  Not Applicable

     5.  (a) Investment Advisory Agreement between the Registrant and The Variable
             Annuity Life Insurance Company ("VALIC")
         (b) Form of Investment Sub-Advisory Agreements between VALIC and each
             Sub-Adviser on behalf of the following Funds:
                 (1) American General International Growth Fund
                 (2) American General Large Cap Growth
                 (3) American General Mid Cap Growth Fund
                 (4) American General Small Cap Growth Fund
                 (5) American General International Value Fund, American General
                     Balanced Fund and American General Domestic Bond Fund
                 (6) American General Large Cap Value Fund
                 (7) American General Mid Cap Value Fund
                 (8) American General Small Cap Value Fund
                 (9) American General High Yield Bond Fund, American General
                     Strategic Bond Fund and American General Core Bond Fund

     6.  Form of Distribution Agreement between the Registrant and The Variable
         Annuity Marketing Company ("VAMCO)"

     7.  Not Applicable

     8.  (a) Form of Custodian Agreement between Registrant and State Street Bank and
             Trust Company
         (b) Form of Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company

     9.  (a) Form of Transfer Agency and Services Agreement between Registrant and
             The Variable Annuity Life Insurance Company
         (b) Form of Data Access Services Agreement between Registrant and State
             Street Bank and Trust Company
         (c) Form of Accounting Services Agreement between Registrant and The
             Variable Annuity Life Insurance Company
         (d) Form of Administrative Services Agreement among Registrant and VALIC

    10.  Opinion and Consent of Counsel

    11.  Consent of Independent Auditors

    12.  Not Applicable

    13.  Subscription Agreements

    14.  Not Applicable

    15.  Not Applicable

    16.  Not Applicable

    17.  Not Applicable

    18.  Not Applicable

    19.  (a) Powers of Attorney for Messrs. West, Rodby, Graf, Hackman, Lancaster,
             Paulsen, Upton and Love.(1)

         (b) Powers of Attorney for Messrs. Ebner, Gonzales and Maupin and Ms. Craven

    27.  Financial Data Schedule


---------------


1 Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on July 6, 1998 (File No. 333-53589).


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is, or will be, owned by The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurance corporation, VALIC Separate Account A, a separate account of VALIC which is registered as a unit investment trust under the Investment Company Act of 1940 (File No. 811-3240).

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

     As of August 31, 1998:


                                                                   (2)
                            (1)                                 NUMBER OF
                       TITLE OF CLASS                         RECORD HOLDERS
                       --------------                         --------------
American General High Yield Bond Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Strategic Bond Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Core Bond Fund
  Shares of beneficial interest, $0.01 par value                  1
American General International Growth Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Large Cap Growth
  Shares of beneficial interest, $0.01 par value                  1
American General Mid Cap Growth Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Small Cap Growth Fund
  Shares of beneficial interest, $0.01 par value                  1
American General International Value Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Large Cap Value Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Mid Cap Value Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Small Cap Value Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Socially Responsible Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Balanced Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Domestic Bond Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Money Market Fund
  Shares of beneficial interest, $0.01 par value                  1

                                                                   (2)
                            (1)                                 NUMBER OF
                       TITLE OF CLASS                         RECORD HOLDERS
                       --------------                         --------------
American General Growth Lifestyle Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Moderate Growth Lifestyle Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Conservative Growth Lifestyle Fund
  Shares of beneficial interest, $0.01 par value                  1


ITEM 27.  INDEMNIFICATION

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.

     Article 8; Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense of disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISERS


     See "About the Series Company Management" in Part A and "Investment Adviser" and "Investment Sub-Advisers" in the Statement of Additional Information regarding the businesses of VALIC and the Sub-advisers. For information as to the businesses, profession, vocation and employment of a substantial nature of the directors of VALIC, reference is made to VALIC's current Form ADV (File No. 801-8138) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference. With respect to each Sub-adviser (other than Bankers Trust Company ["Banker's Trust"], Capital Guardian Trust Company ["Capital Guardian"] and State Street Bank and Trust Company ["State Street"]), reference is made to their current Form ADV as noted below which is incorporated herein by reference.



     American General Investment Management L.P. Form ADV (File No. 801-55358)


     Brown Capital Management, Inc. Form ADV (File No. 801-19287)


     Goldman Sachs Asset Management Form ADV (File No. 801-38157)


     J.P. Morgan Investment Management Inc. Form ADV (File No. 801-21011)


     Jacobs Asset Management Form ADV (File No. 801-49790)


     Neuberger&Berman Management Inc. Form ADV (File No. 801-08259)


     Fiduciary Management Associates Form ADV (File No. 801-21271)



     Set out below is a list of each director and officer of Bankers Trust, Capital Guardian and State Street, indicating each other business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of each organization listed in the table below is: (a) in the case of directors and officers of Capital Guardian, 11100 Santa Monica Blvd., Los Angeles, California 90025; (b) in the case of Bankers Trust, 130 Liberty Street, New York, New York 10006; and (c) in the case of State Street, 225 Franklin Street, Boston, Massachusetts 02110. See also the information set out under the caption "Trustees and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable.

                                 BANKERS TRUST



                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Lee A. Ault III......................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Equifax, Inc., Sunrise         Director
                                       Medical Inc., Viking Office
                                         Products, Inc. and Pacific
                                         Crest Outward Bound School
Neil R. Austrian.....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       National Football League       President and Chief Operating
                                                                        Officer
                                       Rafac Technology and           Director
                                       Viking Office Products, Inc.
                                       Swarthmore College             Trustee
George B. Beitzel....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Computer Task Group, Phillips  Director
                                         Petroleum Company, Rohm and
                                         Haas Company and TIG
                                         Holdings
                                       Amherst College                Chairman Emeritus
                                       Colonial Williamsburg          Chairman
                                         Foundation
Phillip A. Griffiths.................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       North Carolina School of       Trustee
                                         Science and Mathematics
                                       Woodward Academy               Trustee
William R. Howell....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       J.C. Penney Company, Inc.      Chairman Emeritus
                                       Exxon Corporation,             Director
                                         Halliburton Company,
                                         Warner-Lambert Company,
                                         Williams, Inc., Central &
                                         South West Corp., and
                                         National Retail Federation
Vernon E. Jordan, Jr. ...............  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Akin, Gump, Strauss Hauer &    Senior Partner
                                         Feld, LLP
                                       American Express Company,      Director
                                       Dow Jones, Inc., J.C. Penney
                                         Company, Inc., Revlon Group
                                         Incorporated, Ryder System,
                                         Inc., Sara Lee Corporation,
                                         Union Carbide Corporation,
                                         Xerox Corporation and
                                         Chancellor Media
                                         Corporation
                                       Brookings Institution, The     Trustee
                                         Ford Foundation and Howard
                                         University

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Hamish Maxwell.......................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Sola International Inc.        Director
                                       WPP Group plc                  Chairman
N. J. Nicholas Jr. ..................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Xerox Corporation and          Director
                                       Boston Scientific Corporation
Donald L. Staheli....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Continental Grain Company      Retired Chairman of the Board
                                                                        and Chief Executive Officer
                                                                      Director
                                       ContiFinancial Corporation     Director
                                       National Committee on United   Director
                                         States -- China Relations
                                       America's Promise              Director
                                       Prudential Insurance Company   Director
                                         of America
                                       The Points of Light            Chairman
                                         Foundation
                                       Fresenius Medical Care, A.G.   Director
Russell E. Palmer....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       The Palmer Group               Chairman and Chief Executive
                                                                        Officer
                                       Allied-Signal Inc., Federal    Director
                                         Home Loan Mortgage
                                         Corporation, GTE
                                         Corporation, The May
                                         Department Stores Company,
                                         and Safeguard Scientifics,
                                         Inc.
                                       University of Pennsylvania     Trustee
Frank N. Newman......................  Bankers Trust Corporation      Chairman of the Board, Chief
                                                                        Executive Officer and
                                                                        President
                                       Bankers Trust Company          Chairman of the Board, Chief
                                                                        Executive Officer and
                                                                        President
                                       Carnegie Hall                  Trustee
                                       Cornell University Medical     Member, Board of Overseers
                                         College
                                       Cornell University Graduate    Member, Board of Overseers
                                         School of Medical Sciences
                                       Dow Jones, Inc.                Director
Patricia Carry Stewart...............  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Community Foundation for Palm  Director
                                         Beach and Martin Counties
                                       CVS Corporation                Director
                                       Cornell University             Trustee Emerita

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
George J. Vojta......................  Bankers Trust Corporation      Vice Chairman of the Board
                                       Bankers Trust Company          Vice Chairman of the Board
                                       Alicorp, S.A., Northwest       Director
                                         Airlines and Private Export
                                         Funding Corp.
                                       St. Luke's-Roosevelt Hospital  Vice Chairman of the Board of
                                         Center                         Trustees
                                       New York City Partnership      Partner
                                       Wharton Financial Services     Chairman
                                         Center
Paul A. Volcker......................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       American Stock Exchange,       Director
                                         Nestle S.A., Prudential
                                         Insurance Company of
                                         America, and UAL
                                         Corporation
                                       American Council on Germany,   Director
                                         Council on Foreign
                                         Relations and The Japan
                                         Society
                                       The American Assembly          Trustee



                                CAPITAL GUARDIAN


                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
David I. Fisher......................  Capital Guardian Trust         Chairman and Director
                                         Company
                                       The Capital Group Companies,   Chairman and Director
                                         Inc.
                                       Capital International, Inc.    Vice Chairman and Director
                                       Capital International K.K.     Vice Chairman and Director
                                       Capital International Limited  Vice Chairman and Director
                                       Emerging Markets Growth Fund,  Vice Chairman and Director
                                         Inc.
                                       Capital Group International,   President and Director
                                         Inc.
                                       Capital International Limited  President and Director
                                         (Bermuda)
                                       Capital International S.A.     Presidente du Conseil
                                       Capital Group Research, Inc.   Director
                                       Capital Research               Director
                                         International
                                       EuroPacific Growth Fund        Director
                                       New Perspective Fund           Director
Robert G. Kirby......................  Capital Guardian Trust         Chairman Emeritus
                                         Company
                                       The Capital Group Partners     Senior Partner
                                         L.P.

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Robert Ronus.........................  Capital Guardian Trust         President and Director
                                         Company
                                       Capital Guardian Research      Chairman and Director
                                         Company
                                       Capital Research               Chairman and Director
                                         International
                                       The Capital Group Companies,   Director
                                         Inc.
                                       Capital Group International,   Director
                                         Inc.
                                       Capital International Fund     Director
                                         S.A.
                                       Capital International S.A.     Directeur
                                       Capital International Limited  Senior Vice President
John H. Seiter.......................  Capital Guardian Trust         Executive Vice President of
                                         Company                      Client Relations & Marketing
                                                                        and Director
                                       Capital Group International,   Senior Vice President
                                         Inc.
                                       The Capital Group Companies,   Vice President
                                         Inc.
Eugene P. Stein......................  Capital Guardian Trust         Executive Vice President and
                                         Company                        Director
                                       Capital Guardian Research      Director
                                         Company
Michael D. Beckman...................  Capital Guardian Trust         Senior Vice President,
                                         Company                      Treasurer and Director
                                       Capital Guardian Trust         Director
                                         Company of Nevada
                                       Capital Guardian Research      Treasurer
                                         Company
Roberta A. Conroy....................  Capital Guardian Trust         Senior Vice President, Director
                                         Company                      and Counsel
                                       Capital International, Inc.    Senior Vice President and
                                                                        Secretary
                                       Emerging Markets Growth Fund,  Senior Vice President and
                                         Inc.                           Secretary
                                       The Capital Group Companies,   Assistant General Counsel
                                         Inc.
                                       Capital Management Services,   Secretary
                                         Inc.
William H. Hurt......................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Capital Guardian Trust         Chairman
                                         Company of Nevada
                                       Capital Strategy Research,     Chairman
                                         Inc.
Nancy J. Kyle........................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Emerging Markets Growth Fund,  Vice President
                                         Inc.
John R. McIlwraith...................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Capital International Limited  Senior Vice President and
                                                                        Director

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
James R. Mulally.....................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Capital International Limited  Senior Vice President
                                       Capital Guardian Research      Director
                                         Company
                                       Capital Research Company       Vice President
Theodore R. Samuels..................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Capital Guardian Research      Director
                                         Company
Andrew F. Barth......................  Capital Guardian Trust         Director
                                         Company
                                       Capital Guardian Research      Executive Vice President and
                                         Company                        Research Manager
Larry P. Clemmensen..................  Capital Guardian Trust         Director
                                         Company
                                       American Funds Distributors,   Director
                                         Inc.
                                       American Funds Service         Chairman of the Board
                                         Company
                                       The Capital Group Companies,   Director and President
                                         Inc.
                                       Capital Research and           Senior Vice President and
                                         Management Company             Director
                                       Capital Management Services,   President and Director
                                         Inc.
                                       Capital Strategy Research,     Treasurer
                                         Inc.
                                       Capital Income Builder, Inc.   Senior Vice President
                                       Capital World Growth & Income  Senior Vice President
                                         Fund, Inc.
Karin L. Larson......................  Capital Guardian Trust         Director
                                         Company
                                       The Capital Group Companies,   Director
                                         Inc.
                                       Capital Guardian Research      President, Director and
                                         Company                        Director of Research
                                       Capital Group Research, Inc.   Chairperson, President and
                                                                        Director
                                       Capital Research               President, Director and
                                         International                  Director of International
                                                                        Research
D. James Martin......................  Capital Guardian Trust         Director
                                         Company
                                       Capital Guardian Research      Senior Vice President and
                                         Company                        Director
Jason M. Pilalas.....................  Capital Guardian Trust         Director
                                         Company
                                       Capital Guardian Research      Senior Vice President and
                                         Company                        Director

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Shaw B. Wagener......................  Capital Guardian Trust         Director
                                         Company
                                       Capital International Asia     Director
                                         Pacific Management Company
                                         S.A.
                                       Capital International          Director
                                         Management Company
                                       Capital International          Director
                                         Emerging Countries Fund
                                       Capital International Latin    Director
                                         American Fund
                                       Capital International, Inc.    President and Director
                                       Capital Group International,   Senior Vice President
                                         Inc.
                                       Emerging Markets Growth Fund,  Senior Vice President
                                         Inc.
Stephen E. Embs......................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Fidelity Accounting and        Vice President and Manager
                                         Custody Services
John B. Emerson......................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       The White House                Deputy Assistant to the
                                                                        President, White House
                                                                        Coordinator, Deputy Director
                                                                        of Presidential Personnel
Michael E. Ericksen..................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital International Limited  Senior Vice President
Richard N. Havas.....................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital International Limited  Senior Vice President
                                       Capital Research               Senior Vice President
                                         International
Frederick M. Hughes, Jr. ............  Capital Guardian Trust         Senior Vice President
                                         Company
Shelby Notkin........................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital Guardian Trust         Director
                                         Company of Nevada
Mary M. O'Hern.......................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital International Limited  Senior Vice President
                                       Capital International, Inc.    Vice President
Jeffrey C. Paster....................  Capital Guardian Trust         Senior Vice President
                                         Company
Robert V. Pennington.................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital Guardian Trust         President
                                         Company of Nevada
Robert L. Spare......................  Capital Guardian Trust         Senior Vice President
                                         Company

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Philip A. Swan.......................  Capital Guardian Trust         Senior Vice President
                                         Company



                                  STATE STREET


                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Marshall N. Carter...................  State Street Bank and Trust    Chairman and CEO
                                         Company
Tenley E. Albright, M.D..............  State Street Bank and Trust    Director
                                         Company
                                       Western Resources, Inc.        Chairman
Joseph A. Baute......................  State Street Bank and Trust    Director
                                         Company
                                       Markem Corporation             Former Chairman and CEO
I. MacAlister Booth..................  State Street Bank and Trust    Director
                                         Company
                                       Polaroid Corporation           Retired Chairman, President and
                                                                        CEO
James I. Cash, Jr. ..................  State Street Bank and Trust    Director
                                         Company
                                       Harvard Business School        The James E. Robison Professor
                                                                        of Business Administration
Truman S. Casner.....................  State Street Bank and Trust    Director
                                         Company
                                       Ropes & Gray                   Partner
Nader F. Darehshori..................  State Street Bank and Trust    Director
                                         Company
                                       Houghton Mifflin Company       Chairman, President and CEO
Arthur L. Goldstein..................  State Street Bank and Trust    Director
                                         Company
                                       Ionics, Inc.                   Chairman and CEO
David P. Gruber......................  State Street Bank and Trust    Director
                                         Company
                                       Wyman-Gordon Company           President and CEO
Charles F. Kaye......................  State Street Bank and Trust    Director
                                         Company
                                       Transportation Investments,    President
                                         Inc.
John M. Kucharski....................  State Street Bank and Trust    Director
                                         Company
                                       EG&G, Inc.                     Chairman and CEO
Charles R. LaMantia..................  State Street Bank and Trust    Director
                                         Company
                                       Arthur D. Little, Inc.         President and CEO
David B. Perini......................  State Street Bank and Trust    Director
                                         Company
                                       Perini Corporation             Chairman and President
Dennis J. Picard.....................  State Street Bank and Trust    Director
                                         Company
                                       Raytheon Company               Chairman and CEO

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Alfred Poe...........................  State Street Bank and Trust    Director
                                         Company
                                       Meal Enhancement Group,        Former President
                                         Campbell Soup Company
Bernard W. Reznicek..................  State Street Bank and Trust    Director
                                         Company
                                       Premier Group                  President
                                       Boston Edison Company          Retired Chairman and CEO
Diana Chapman Walsh..................  State Street Bank and Trust    Director
                                         Company
                                       Wellesley College              President
Robert E. Weissman...................  State Street Bank and Trust    Director
                                         Company
                                       Cognizant Corporation          Chairman and CEO
David A. Spina.......................  State Street Corporation       President and Chief Operating
                                                                        Officer

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) The Variable Annuity Marketing Company ("VAMCO") acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A.

     (b) The following information is furnished with respect to each officer and director of VAMCO.


         NAME AND PRINCIPAL                POSITIONS AND OFFICES           POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH VAMCO                 WITH THE REGISTRANT
         ------------------                ---------------------           ---------------------
Thomas L. West Jr. ..................  Chairman of the Board of        Chairman of the Board of
                                         Directors                       Trustees
                 (*)
John A. Graf.........................  Director
                 (*)
John E. Arant........................  Director and President
                 (*)
Joe C. Osborne.......................  Executive Vice President        Executive Vice President
                 (*)
Charles D. Robinson..................  Executive Vice President
                 (*)
Cynthia A. Toles.....................  Director and Secretary          Vice President and Secretary
                 (*)
Jim C. Lehan.........................  Senior Vice President
945 Concord Street
Suite 123 and 124
Framingham, MA 01701
Jane E. Bates........................  Treasurer and Chief Compliance                --
                                         Officer
                 (*)
D. Lynne Walters.....................  Tax Officer                                   --
                 (*)
Todd M. Adams........................  Vice President                                --
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
Edward K. Boero......................  Vice President                                --
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
Steven P. Boero......................  Senior Vice President                         --
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
Joe H. Connell.......................  Vice President                                --
10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
James J. Costello....................  Vice President                                --
1767 Sentry Pkwy West 19
Suite 300
Blue Bell, PA 19422

         NAME AND PRINCIPAL                POSITIONS AND OFFICES           POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH VAMCO                 WITH THE REGISTRANT
         ------------------                ---------------------           ---------------------
Paige T. Davis.......................  Vice President                                --
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
Robert G. Fillmore...................  Vice President                                --
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
James M. Garrison....................  Vice President                                --
Two International Plaza
Suite 601
Nashville, TN 37217
James K. Graham......................  Vice President                                --
1301 West Long Lake Road
Suite 340
Troy, MI 48098
James T. Griffin.....................  Vice President                                --
3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
Richard R. Gumpert...................  Vice President                                --
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
Ernest Jordan III....................  Vice President                                --
4266 Interstate 55N
Suite 108
Jackson, MS 39211
Alden D. Lewis.......................  Vice President                                --
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
David R. Lyle........................  Vice President                                --
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
John MacTavish.......................  Vice President
2450 Venture Oaks Way
Suite 220
Sacramento, CA 45833
Bryce Malsbary.......................  Vice President
110 University Park Dr.
Suite 110
Winter Park, FL 32792

         NAME AND PRINCIPAL                POSITIONS AND OFFICES           POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH VAMCO                 WITH THE REGISTRANT
         ------------------                ---------------------           ---------------------
Sharon J. Novickas...................  Vice President                                --
230 West Monroe
Suite 1900
Chicago, IL 60606
Robert A. Obester....................  Vice President                                --
800 Gessner
Suite 1280
Houston, TX 77024
Suzanne L. Perez.....................  Vice President
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
Evan Cole............................  Vice President                                --
410 Amherst Street
Suite 250
Nashua, NH 03063
Keith A. Poch........................  Vice President
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
Fred Roberts.........................  Vice President
100 Ashford Center North
Suite 100
Atlanta, GA 30338
F. William Scott.....................  Vice President
Two Summit Park Drive
Suite 410
Independence, OH 44131
William G. Tubbs.....................  Vice President                                --
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
Donald R. Van Putten.................  Senior Vice President                         --
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
Donna M. Zucchi......................  Vice President
90 Woodbridge Center Dr.
Suite 300
Woodbridge, NJ 07095


---------------

(*) 2929 Allen Parkway, Houston, Texas 77019

     (c) Not Applicable

ITEM 30.  LOCATION OF BOOKS AND RECORDS.

     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:

         THE DEPOSITOR:

        The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019

         THE PRINCIPAL UNDERWRITER:

        The Variable Annuity Marketing Company
         2929 Allen Parkway
         Houston, Texas 77019

         THE CUSTODIAN:

         The State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

         INVESTMENT SUB-ADVISERS:


         American General Investment Management, L.P.


         2929 Allen Parkway


         Houston, Texas 77019


         Bankers Trust Company
         One Bankers Trust Plaza
         130 Liberty Street, 36th Floor
         New York, New York 10006

         Brown Capital Management
         809 Cathedral Street
         Baltimore, Maryland 21201

         Capital Guardian Trust Company
         11100 Santa Monica Boulevard
         Los Angeles, California 90025

         Fiduciary Management Associates, Inc.
         211 Congress Street
         Boston, Massachusetts 02110

         Goldman, Sachs & Co.
         85 Broad Street
         New York, New York 10004

         Jacobs Asset Management, Inc.
         211 Congress Street
         Boston, Massachusetts 02110

         JP Morgan Investment Management Inc.
         522 Fifth Avenue
         New York, New York 10036

         Neuberger&Berman Management Inc.
         605 Third Avenue
         New York, New York 10158

         State Street Bank and Trust Company
         225 Franklin Street

         Boston, Massachusetts 02110


ITEM 31.  MANAGEMENT SERVICES.

     There is no management-related service contract not discussed in Parts A or B of this Form N-1A

ITEM 32.  UNDERTAKINGS.

     Not Applicable.

                                  [VALIC LOGO]

                                 PRINTED MATTER
                    PRINTED IN U.S.A.  VA 10832-1  REV 7/98
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Series Portfolio Company 3 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 2nd day of September, 1998.



                                             AMERICAN GENERAL SERIES
                                              PORTFOLIO COMPANY 3


                                             By: /s/ THOMAS L. WEST, JR.
                                                 ------------------------
                                                 Thomas L. West, Jr.
                                                 Chairman of the Board of
                                                 Trustees

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signature                                   Title                                       Date
---------                                   -----                                       ----

/s/ THOMAS L. WEST JR.
-----------------------                     Chairman of the Board of                    September 2, 1998
Thomas L. West, Jr.                         Trustees                                    -----------------

**
-----------------------                     Vice Chairman of the Board                             , 1998
Craig R. Rodby                              of Trustees                                 -----------------

**
-----------------------                     Trustee and President                                  , 1998
John A. Graf                                                                            -----------------

/s/ GREGORY R. SEWARD
-----------------------                     Treasurer                                   September 2, 1998
Gregory R. Seward                                                                       -----------------

*
-----------------------                     Trustee                                                , 1998
Judith L. Craven                                                                        -----------------

*
-----------------------                     Trustee                                                , 1998
Timothy J. Ebner                                                                        -----------------

*
-----------------------                     Trustee                                                , 1998
Gustovo E. Gonzales, Jr.                                                                -----------------

*
-----------------------                     Trustee                                                , 1998
Norman Hackerman                                                                        -----------------

*
-----------------------                     Trustee                                                , 1998
John W. Lancaster                                                                       -----------------

*
-----------------------                     Trustee                                                , 1998
Ben H. Love                                                                             -----------------

*
-----------------------                     Trustee                                                , 1998
John E. Maupin, Jr.                                                                     -----------------

*
-----------------------                     Trustee                                                , 1998
F. Robert Paulsen                                                                       -----------------



Signature                                   Title                                       Date
---------                                   -----                                       ----

*
----------------------------                Trustee                                                , 1998
R. Miller Upton                                                                         -----------------



      /s/ DAVID M. LEAHY
*By:  ----------------------                                                            September 2, 1998
        David M. Leahy                                                                  -----------------
        Attorney-in-Fact


      /s/ NORI L. GABERT
**By: ----------------------                                                           September 2, 1998
          Nori L. Gabert                                                               -----------------
          Attorney-in-Fact

                               INDEX TO EXHIBITS



(b)  Exhibits

     1.  (a)  2. Amendment to Agreement and Declaration of Trust

         (b)  Certificate of Designation For:
                 (11) American General High Yield Bond Fund
                 (12) American General Strategic Bond Fund
                 (14) American General Core Bond Fund
         (c)  Certificate of Termination For:
                 (1) American General S&P 500 Index Fund
                 (2) American General Mid Cap Index Fund
                 (3) American General Small Cap Index Fund

     5.  (a) Form of Investment Advisory Agreement between the Registrant and The
         Variable Annuity Life Insurance Company ("VALIC")
         (b) Form of Investment Sub-Advisory Agreements between VALIC and each
         Sub-Adviser on behalf of the following Funds:
                 (1) American General International Growth Fund
                 (2) American General Large Cap Growth
                 (3) American General Mid Cap Growth Fund

                      (4) American General Small Cap Growth Fund
                      (5) American General International Value Fund, American General Balanced Fund and American General
                          Domestic Bond Fund
                      (6) American General Large Cap Value Fund
                      (7) American General Mid Cap Value Fund
                      (8) American General Small Cap Value Fund
                      (9) American General High Yield Bond Fund, American General Strategic Bond Fund and American General
                          Core Bond Fund

       6.  Form of Distribution Agreement between the Registrant and The Variable Annuity Marketing Company ("VAMCO)"

       8.  (a) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company
           (b) Form of Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust
               Company

       9.  (a) Form of Transfer Agency and Services Agreement between Registrant and The Variable Annuity Life Insurance
               Company
           (b) Form of Data Access Services Agreement between Registrant and State Street Bank and Trust Company
           (c) Form of Accounting Services Agreement between Registrant and The Variable Annuity Life Insurance Company
           (d) Form of Administrative Services Agreement among Registrant and VALIC

      10.  Opinion and Consent of Counsel

      11.  Consent of Independent Auditors

      13.  Subscription Agreements

      19.  (b) Powers of Attorney for Messrs. Ebner, Gonzales and Maupin and Ms. Craven

      27.  Financial Data Schedules